UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4803
Oppenheimer Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 09/30/2009

Item 1. Reports to Stockholders.

OPPENHEIMER
LIMITED TERM
MUNICIPAL FUND

September 30, 2009

Oppenheimer
Limited Term Municipal Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Portfolio Managers

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

September 30, 2009 Oppenheimer Management Limited Term Commentaries and Municipal Fund Annual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Portfolio Managers A N N U A L R E P O RT Listing of Top Holdings Fund Performance Discussion Listing of Investments Financial Statements “Technology allows investors to be more informed than ever, but it doesn’t change our advice to shareholders: Invest for the long term and let tax-free income compound over time.” —Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	19.6%
Hospital/Health Care	14.2
Marine/Aviation Facilities	13.4
Single-Family Housing	6.3
Industrial Conglomerates	5.8
Multifamily Housing	5.4
Electric Utilities	5.0
Resource Recovery	3.2
Gas Utilities	2.7
Sales Tax Revenue	2.0
Portfolio holdings are subject to change. Percentages are as of September 30, 2009, and are based on total assets.

Credit Allocation

AAA	14.1%
AA	8.9
A	28.5
BBB	41.4
BB or lower	7.1
Credit allocations are subject to change. Percentages are based on the total market value of investments as of September 30, 2009. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the manager and are deemed comparable, in the Manager’s judgment, to the rated securities in each category; they represented 10.47% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended September 30, 2009, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. During the 12-month period ended September 30, 2009, prices in the municipal bond market generally rose, contributing to higher net asset values and highly favorable total returns for Oppenheimer Limited Term Municipal Fund. In all, the Class A shares produced an annual total return of 8.64% at net asset value for the reporting period (4.83% with sales charge). As of September 30, 2009, the Fund’s Class A shares provided the highest level of tax-free income among its peer funds, according to Lipper Inc., and more income on a tax-equivalent basis than many corporate fixed-income alternatives. As of September 30, 2009, the distribution yield for the Fund’s Class A shares was 4.90% at NAV.
     In all, Oppenheimer Limited Term Municipal Fund distributed 70.1 cents per Class A share, including a small amount of taxable income. The Fund’s dividend, which was 5.8 cents per Class A share at the outset of this reporting period, rose to 5.9 cents per Class A share with the May 2009 payout.
     Oppenheimer Limited Term Municipal Fund held more than 1,300 securities and had an average credit quality of A-minus as of September 30, 2009.1 The default rate for bonds in the portfolio remained within our expectations throughout this reporting period.
     As the charts on pages 19 to 21 show, the Fund’s performance improved this reporting period, which was tumultuous at the outset but was eventually characterized by renewed investor demand and what we believe to be the end of this latest cycle of credit spread widening. As was evident during the 2007-2008 credit crisis, credit spread widening is typically more detrimental to the sectors and types of securities this Fund favors than to the Fund’s benchmark. Widening spreads typically have the greatest negative effect on BBB-rated, lower-rated and unrated securities. The reverse is also true: as spreads tighten, BBB-rated, lower-rated and unrated securities typically outperform other securities. We believe that this latest cycle of spread widening has run its course and that our Fund’s investments offer structural advantages over the long term. We encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income.

1. The Fund’s average credit quality is weighted to reflect the relative credit strength and market value of each holding as of September 30, 2009. The calculation, which is subject to change, includes securities rated by national rating organizations as well as unrated securities that have ratings assigned by the manager in categories equivalent to those of rating organizations. All bonds are grouped based on the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

     The Fund continued to be invested this reporting period in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 19.6% of Fund total assets and comprised the Fund’s largest sector.2
     The sector, which typically offers high-yielding, investment-grade securities, can be prone to price volatility. Widening credit spreads and other market factors (like supply and demand) typically contribute to this volatility. Standard & Poor’s and Fitch Ratings each lowered their assessments of this sector during this reporting period, but we do not believe that the prices of “tobacco bonds” were affected consequentially.
     During this reporting period, media reports focused on two other tobacco-related developments: the April 1 increase in cigarette taxes and the President’s signature on the Family Smoking Prevention and Tobacco Control Act, which put the Food and Drug Administration in charge of regulating the making and marketing of cigarettes and other tobacco products.
     We do not agree with the analysts who opined that these developments represent new threats to the MSA or the bonds backed by MSA payments. Nor are we concerned about the long-term viability of the MSA. Here’s why: First, consumption trends over the years have largely tracked the forecasts that were built into MSA-backed bonds, and this has been true even as the cost of a pack of cigarettes has steadily risen. There is no reason to believe that the new tax will significantly alter consumers’ smoking habits. Second, putting the FDA in charge of tobacco regulation was strongly advocated by Philip Morris, the country’s leading cigarette manufacturer. We think it unlikely that the company would have backed a plan that it thought would hurt its industry. Further, the company is not alone in believing that smaller companies will have a harder time complying with new regulations and will thus lose market share to the industry’s leading players. This, in turn, should improve MSA revenues and encourage early redemptions of existing bonds.

2. Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. While consumption has largely been in line with the assumptions used to structure MSA-backed bonds, future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
     We continue to believe that carefully researched, investment-grade tobacco bonds remain fundamentally sound. As in many other reporting periods, the tobacco bonds this Fund held during this reporting period made all interest payments and scheduled payments of principal in a timely manner. While prices continued to be under pressure and volatile, our tobacco bonds have highly favorable yields and thus contributed positively to the Fund’s performance this reporting period.
     As of September 30, 2009, the Fund was invested in the hospital/health care sector, which represented 14.2% of the Fund’s total assets, and in the electric and gas utilities sector, with 5.0% and 2.7% of the Fund’s total assets, respectively. Our holdings in these sectors consist of securities in the mid-range of the credit spectrum as well as some insured bonds. The overall fundamentals in these sectors remained stable this reporting period. Sector performance was adversely affected by widening credit spreads in the early months of this reporting period, but these sectors have posted positive results since the beginning of calendar year 2009.
     The national housing markets remained challenging this reporting period and, as a result, the single-family and multifamily housing sectors continued to be volatile. The securities held by this Fund continued to provide high levels of tax-free income and, we believe, long-term investors should ultimately benefit from this Fund’s carefully selected holdings in these housing sectors. Overall, higher-grade housing bonds continued to represent better investments than lower-grade ones. As of September 30, 2009, bonds in the single-family and multifamily housing sectors represented 6.3% and 5.4% of the Fund’s total assets, respectively.
     The Fund continued to be invested in securities used to finance marine and aviation facilities this reporting period. Many of these securities are high-grade investments that are backed by a security interest in the terminals, maintenance facilities and other on-site projects whose construction they finance. As a result, these bonds offer investors valuable collateral. As of September 30, 2009, 13.4% of the Fund’s total assets were invested in the marine/aviation facilities sector, which contributed positively to Fund performance this reporting period.
     The Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of 5 years or less for its portfolio. As usual, the securities held by the Fund had a range of stated and effective maturities, some above and some below 5 years. As of September 30, 2009, the average effective maturity for this Fund was below 5 years. Funds with lower average effective maturities and durations typically experience less share-price volatility than most longer-term funds, and we are proud that this Fund once again delivered highly competitive levels of tax-free income
16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

this reporting period. Under normal market conditions, the Fund seeks to maintain at least 95% of its net assets in investment-grade municipal securities; not more than 5% of net assets will be invested in securities rated below investment grade at the time of acquisition. As can happen when bond ratings change and prices fluctuate, the proportion of below-investment-grade securities held by the Fund rose above the 5% threshold this reporting period. Since that occurred, the Fund has not invested in additional below-investment-grade bonds. The Rochester investment team reiterated its intent to limit the Fund’s exposure to below-investment-grade credits and continued to manage the Fund this reporting period so that it exhibited less price volatility than the typical longer-term fund.
     During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. These “inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they often face greater price volatility, too. When the short-term market faced unprecedented turmoil in the early months of this reporting period, the income that muni funds across the industry earned from this type of security was diminished. However, inverse floaters provided attractive levels of tax-free income in the second half of this reporting period and, for the full 12 months, contributed quite favorably to the Fund’s total return. This outcome illustrates why we continue to believe that “inverse floaters” belong in our fund portfolios.
     Additionally, the Fund’s line of credit increased partway through this reporting period. The Fund used its line of credit at times to avoid having to sell tax-free assets at lower-than-acceptable prices. The Fund also used it opportunistically to buy yield-enhancing securities.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2009. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.
17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
     The Fund’s performance is compared to the performance of that of the Barclays Capital Global Aggregate Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market and the Consumer Price Index, a non-securities index that measures change in the inflation rate. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund’s performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities in the indices.
18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvestment of dividends and capital gains, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, since-inception return for Class B shares uses Class A performance for the period after conversion. See page 22 for further information.
19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvestment of dividends and capital gains, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, since-inception return for Class B shares uses Class A performance for the period after conversion. See page 22 for further information.
21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2009	September 30, 2009	September 30, 2009

Actual
Class A	$1,000.00	$1,132.10	$5.89
Class B	1,000.00	1,127.50	10.45
Class C	1,000.00	1,128.40	9.91

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.55	5.58
Class B	1,000.00	1,015.29	9.90
Class C	1,000.00	1,015.79	9.39
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2009 are as follows:

Class	Expense Ratios
Class A	1.10%
Class B	1.95
Class C	1.85
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager at can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2009

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Municipal Bonds and Notes—106.5%
Alabama—1.9%
$35,000	AL HFA (South Bay Apartments)[1]	5.950%	02/01/2033	02/01/2013	A	$35,964
145,000	Bayou La Batre, AL Utilities Board (Water & Sewer)[1]	5.750	03/01/2027	11/02/2009	A	145,032
30,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	5.625	05/15/2017	11/02/2009	A	30,021
2,840,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	6.750	04/01/2011	11/02/2009	A	2,847,753
4,900,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	7.250	04/01/2015	11/02/2009	A	4,911,319
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.000	12/01/2021	02/01/2021	B	58,837
50,000	Birmingham, AL Special Care Facilities (Children’s Hospital of Alabama)[1]	5.375	06/01/2017	11/02/2009	A	50,055
190,000	Courtland, AL Industrial Devel. Board (Champion International Corp.)[1]	6.700	11/01/2029	11/01/2011	A	191,982
2,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.000	11/01/2013	11/01/2013		2,093,840
4,090,000	Cullman, AL Medical Clinic (Cullman Regional Medical Center)[1]	6.500	02/15/2013	11/02/2009	A	4,092,290
125,000	Fairview, AL Governmental Utility Services Corp. (East Cullman Water System)[1]	6.000	02/01/2020	02/01/2010	A	125,234
5,000	Huntsville, AL Industrial Devel. Board (Coltec Industries)	9.875	10/01/2010	10/01/2010		2,750
1,630,000	Jefferson County, AL Sewer[1]	5.250	02/01/2011	02/01/2010	B	1,594,124
1,445,000	Jefferson County, AL Sewer	5.250	02/01/2015	02/01/2010	B	1,411,433
100,000	Jefferson County, AL Sewer	5.375	02/01/2027	05/22/2025	B	34,721
290,000	Jefferson County, AL Sewer[1]	5.625	02/01/2022	03/18/2021	B	101,071
1,600,000	Lauderdale County & Florence, AL Health Care Authority (Coffee Health Group)[1]	5.750	07/01/2013	07/01/2011	A	1,615,216
45,000	Mobile, AL Industrial Devel. Board (International Paper Company)[1]	6.700	03/01/2024	03/01/2011	A	45,620
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	02/15/2014	A	52,196
3,950,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)[1]	6.250	03/01/2013	11/02/2009	A	3,956,044
15,756,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)[1]	6.375	03/01/2024	11/02/2009	A	15,765,138
60,000	Tuskegee, AL Utilities Board[1]	5.500	02/01/2016	11/02/2009	A	60,071
80,000	Tuskegee, AL Utilities Board[1]	5.500	02/01/2022	11/02/2009	A	80,033

						39,300,744
Alaska—1.4%
25,000	AK HFC (Veterans Mtg.)[1]	5.200	12/01/2014	06/01/2012	A	25,957
25,000	AK HFC, Series A-1[1]	5.500	12/01/2017	01/02/2010	A	25,075
F1 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Alaska Continued
$10,000	AK HFC, Series A-2[1]	5.750%		06/01/2024	12/01/2009	A	$10,208
73,000,000	AK HFC, Series A-2	5.782	[2]	06/01/2037	08/18/2030	B	13,655,380
15,000	AK HFC, Series A-2[1]	5.900		06/01/2014	12/01/2009	A	15,548
9,955,000	AK HFC, Series A-2[1]	6.200		12/01/2021	12/01/2009	A	10,309,796
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)[1]	5.250		12/01/2021	01/07/2020	B	9,711
500,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	5.500		01/01/2017	01/01/2011	A	505,015
35,000	AK International Airports, Series C1	6.100		10/01/2017	11/02/2009	A	35,063
4,135,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	4.625		06/01/2023	06/20/2012	B	3,998,421
10,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	6.200		06/01/2022	06/01/2010	A	10,324

							28,600,498
Arizona—3.6%
36,075,000	AZ Health Facilities Authority (Banner Health System)[3]	6.000		01/01/2030	01/01/2013	A	37,705,141
50,000	AZ Student Loan Acquisition Authority[1]	5.900		05/01/2024	11/01/2011	A	50,873
1,375,000	Goodyear, AZ IDA Water and Sewer (Litchfield Park Service Company)[1]	6.750		10/01/2031	05/07/2028	B	1,219,680
1,805,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1]	7.750		07/01/2021	04/01/2013	A	1,843,356
1,365,000	Litchfield Park, AZ Community Facility District[1]	6.375		07/15/2026	12/10/2022	B	1,244,962
1,500,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.000		01/01/2014	07/01/2011	B	1,465,830
50,000	Maricopa County, AZ IDA (Villas de Merced Apartments)[1]	5.450		12/20/2027	10/13/2009	A	50,021
1,380,000	Maricopa County, AZ IDA (Waste Management/Waste Management of AZ Obligated Group)[1]	7.000		12/01/2031	12/01/2010	D	1,431,239
15,000	Maricopa County, AZ IDA (Whispering Palms Apartments)[1]	5.600		07/01/2013	07/01/2013		14,137
17,135,000	Maricopa County, AZ IDA Health Facilities (Catholic Healthcare West)[1]	6.000		07/01/2021	11/02/2009	A	17,151,278
50,000	Maricopa County, AZ Pollution Control Corp. (Public Service Company of New Mexico)[1]	6.300		12/01/2026	11/02/2009	A	50,017
5,000,000	Mohave County, AZ IDA (Mohave Prison)[1]	6.750		05/01/2012	11/06/2011	A	5,165,700
3,530,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.000		05/01/2013	05/01/2013		3,919,959
1,515,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500		11/01/2017	11/01/2017		1,259,753
50,000	Pima County, AZ IDA (International Studies Academy)[1]	6.750		07/01/2031	07/01/2031		45,578
465,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	7.250		07/15/2010	01/15/2010	A	467,585
F2 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Arizona Continued
$5,000	Scottsdale, AZ IDA (Scottsdale Memorial Hospitals)[1]	5.500%		09/01/2012	04/28/2010	A	$5,429
70,000	Tucson & Pima Counties, AZ IDA (Single Family Mtg.)[1]	6.200		01/01/2034	01/01/2011	A	72,641
465,000	Tucson & Pima Counties, AZ IDA (Single Family Mtg.)[1]	6.350		01/01/2034	01/01/2010	A	477,323
630,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.250		07/01/2038	01/01/2013	B	610,684
1,750,000	Verrado, AZ Community Facilities District No. 1[1]	6.500		07/15/2027	07/03/2023	B	1,601,775

							75,852,961
Arkansas—0.4%
465,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800		12/01/2020	11/02/2009	A	465,530
330,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	5.300		07/01/2024	07/01/2012	A	334,115
3,030,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	6.250		07/01/2031	07/01/2010	A	3,134,899
2,675,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	6.250		01/01/2032	07/01/2010	A	2,767,609
95,000	North Little Rock, AR Health Facilities Board (Baptist Health)[1]	5.600		07/01/2017	07/01/2011	A	96,068
50,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)[1]	6.100		12/01/2016	11/02/2009	A	50,229
45,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)[1]	6.300		12/01/2016	12/01/2016		43,685
40,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)[1]	6.300		12/01/2016	11/02/2009	A	40,189
25,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)[1]	6.300		11/01/2020	11/02/2009	A	25,012
875,000	Warren, AR Solid Waste Disposal (Potlatch Corp.)[1]	7.500		08/01/2013	08/01/2013		874,869

							7,832,205
California—6.4%
4,180,000	Antioch, CA Public Financing Authority[1]	5.625		01/01/2022	01/01/2011	A	4,332,068
6,750,000	CA ABAG Finance Authority for NonProfit Corporations (San Diego Hospital Assoc.)[1]	6.125		08/15/2020	02/15/2012	A	6,932,250
7,440,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]	06/01/2021	03/15/2014	B	6,288,586
5,500,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]	06/01/2028	09/14/2018	B	4,214,540
3,095,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]	06/01/2036	11/23/2021	B	2,201,659
F3 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$3,000,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000%[4]		06/01/2041	05/22/2022	B	$2,113,770
400,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	06/01/2015	B	353,564
3,050,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	04/24/2013	B	2,545,805
5,080,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	12/01/2012	B	4,440,936
2,770,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	06/01/2012	A	2,789,750
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	08/27/2019	B	2,179,250
5,630,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	08/24/2012	B	4,978,215
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	06/26/2020	B	119,771
29,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[4]	06/01/2037	05/22/2022	B	19,715,360
5,645,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500		06/01/2027	09/28/2013	B	5,234,665
475,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.750		07/01/2015	11/02/2009	A	475,418
2,000,000	CA Hi-Desert Memorial Health Care District[1]	5.500		10/01/2019	04/25/2018	B	1,938,740
1,000,000	CA Pollution Control Financing Authority (Waste Management of CA/USA Waste of CA Obligated Group)[1]	6.750		12/01/2027	12/01/2010	D	1,034,290
2,305,000	CA Statewide CDA (Fairfield Apartments)[1]	6.500		01/01/2016	12/22/2011	B	2,128,575
305,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	05/01/2012	A	305,964
4,220,000	CA Veterans GO, Series BH1	5.400		12/01/2014	12/01/2009	A	4,228,693
8,000,000	CA Veterans GO, Series BZ1	5.350		12/01/2021	11/02/2009	A	8,002,160
4,540,000	Inland, CA Empire Tobacco Securitization Authority (TASC)[1]	4.625		06/01/2021	06/23/2013	B	4,194,597
52,500,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.900	[2]	06/01/2036	07/06/2023	B	5,160,750
10,520,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.000		12/01/2012	07/02/2011	B	10,515,582
75,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)[1]	9.250		08/01/2024	11/02/2009	A	75,129
11,925,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750		06/01/2023	01/01/2013	B	11,347,711
3,275,000	Port of Oakland, CA1	5.750		11/01/2016	05/01/2010	A	3,325,239
940,000	Port of Oakland, CA1	5.750		11/01/2022	05/01/2010	A	954,420
F4 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

California Continued
$500,000	Riverside County, CA Public Financing Authority COP[1]	5.750%		05/15/2019	05/04/2015	B	$496,685
1,995,000	San Marcos, CA Special Tax[1]	5.900		09/01/2028	05/02/2026	B	1,803,380
6,500,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise[1]	6.125		03/01/2013	04/06/2011	B	6,350,305
5,065,000	Southern CA Tobacco Securitization Authority[1]	4.750		06/01/2025	03/31/2013	B	4,796,403

							135,574,230
Colorado—0.8%
15,000	Boulder County, CO Multifamily Hsg. (Legacy Apartments)[1]	6.000		11/20/2015	10/19/2009	A	15,024
50,000	Boulder County, CO Multifamily Hsg. (Legacy Apartments)[1]	6.100		11/20/2025	10/19/2009	A	50,058
5,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.700		10/01/2021	10/19/2009	A	5,005
50,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.900		10/01/2038	10/19/2009	A	50,023
690,000	CO Hsg. & Finance Authority (Single Family)	5.483	[2]	11/01/2029	04/01/2010	B	226,444
500,000	CO Hsg. & Finance Authority (Single Family)[1]	5.900		08/01/2023	11/01/2012	A	510,370
10,000	CO Hsg. & Finance Authority (Single Family)[1]	6.050		10/01/2016	02/01/2010	A	10,567
230,000	CO Hsg. & Finance Authority (Single Family)[1]	6.450		04/01/2030	04/01/2016	A	235,134
985,000	CO Hsg. & Finance Authority (Single Family)[1]	6.800		04/01/2030	03/24/2010	A	1,009,891
905,000	CO Hsg. & Finance Authority (Single Family)[1]	6.900		04/01/2029	04/01/2010	A	968,060
40,000	CO Hsg. & Finance Authority (Single Family)[1]	7.250		10/01/2031	10/01/2012	A	41,080
25,000	CO Hsg. & Finance Authority (Single Family)[1]	7.450		10/01/2016	05/03/2011	A	25,957
335,000	CO Hsg. & Finance Authority (Single Family)[1]	7.500		04/01/2031	02/27/2010	A	359,606
190,000	CO Hsg. & Finance Authority, Series C-2[1]	6.875		11/01/2028	09/01/2010	A	192,930
260,000	CO Hsg. & Finance Authority, Series D-2[1]	6.350		11/01/2029	02/01/2010	A	271,775
5,000	CO Water Resources & Power Devel. Authority, Series A1	5.600		11/01/2017	11/02/2009	A	5,006
10,000	CO Water Resources & Power Devel. Authority, Series A1	5.750		11/01/2010	11/02/2009	A	10,028
1,950,000	Colorado Springs, CO Hospital (Memorial Health System)[1]	5.750		12/15/2024	12/15/2014	A	2,039,798
25,000	Denver, CO City & County Airport[1]	6.125		11/15/2025	11/02/2009	A	25,077
2,000,000	Denver, CO City & County Airport, Series A1	6.000		11/15/2014	11/15/2010	A	2,070,840
3,000,000	Denver, CO City & County Airport, Series A1	6.000		11/15/2015	11/15/2010	A	3,097,230
3,000,000	Denver, CO City & County Airport, Series A1	6.000		11/15/2016	11/15/2010	A	3,085,050
2,000,000	Denver, CO City & County Airport, Series A1	6.000		11/15/2018	11/15/2010	A	2,044,640
500,000	Denver, CO City & County Multifamily Hsg. (National Boston Lofts Associates)[1]	5.750		10/01/2027	10/19/2009	A	500,115
420,000	Eagle County, CO Airport Terminal Corp.[1]	5.050		05/01/2015	10/22/2012	B	372,826
430,000	Interlocken, CO Metroplitan District[1]	5.750		12/15/2011	12/15/2009	A	435,676

							17,658,210
F5 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Connecticut—0.5%
$30,000	CT Airport (Bradley International Airport)[1]	5.125%	10/01/2026	04/01/2012	A	$30,108
10,000	CT Airport (Bradley International Airport)[1]	5.125	10/01/2031	11/07/2029	B	9,954
435,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150	04/01/2035	04/01/2011	A	437,593
135,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150	04/01/2035	04/01/2011	A	135,805
40,000	CT Devel. Authority (Church Homes)[1]	5.700	04/01/2012	11/02/2009	A	40,031
1,000,000	CT Devel. Authority (Mary Wade Home)[1]	6.375	12/01/2018	12/01/2009	A	1,022,260
2,000,000	CT Devel. Authority Airport Facility (Learjet)[1]	7.950	04/01/2026	10/01/2014	A	2,144,640
5,500,000	CT Devel. Authority Pollution Control (Connecticut Light & Power Company)[1]	5.950	09/01/2028	11/02/2009	A	5,582,830
30,000	CT GO1	5.650	03/15/2012	11/02/2009	A	30,125
125,000	CT H&EFA (Bridgeport Hospital)[1]	5.375	07/01/2019	11/02/2009	A	125,068
55,000	CT H&EFA (Bridgeport Hospital)[1]	6.625	07/01/2018	11/02/2009	A	55,240
630,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)[1]	6.500	07/01/2012	11/02/2009	A	631,449
185,000	CT H&EFA (DKH/CHHC/ HNE Obligated Group)[1]	5.375	07/01/2026	11/02/2009	A	185,187
15,000	CT H&EFA (New Horizons)[1]	5.875	11/01/2012	11/02/2009	A	15,027
10,000	CT HFA[1]	5.125	05/15/2021	11/15/2009	A	10,016
30,000	CT HFA[1]	5.200	11/15/2020	11/15/2009	A	30,020
10,000	CT HFA[1]	5.375	11/15/2018	11/15/2009	A	10,056
130,000	CT HFA, Series C1	5.500	11/15/2035	05/15/2010	A	130,237
100,000	CT Special Obligation Parking (Bradley International Airport Parking Company)[1]	6.500	07/01/2018	03/09/2016	B	90,147
230,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2014	11/02/2009	A	230,246
50,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2020	11/02/2009	A	50,003

						10,996,042
Delaware—0.0%
630,000	DE EDA (United Waterworks)[1]	6.200	06/01/2025	11/02/2009	A	630,712
270,000	DE Hsg. Authority (Multifamily Mtg.)[1]	6.950	07/01/2014	02/01/2010	A	290,841
20,000	DE Hsg. Authority (Multifamily Mtg.)[1]	7.375	01/01/2015	09/11/2011	B	18,393
10,000	DE Hsg. Authority (Single Family Mtg.)[1]	5.450	01/01/2032	07/01/2010	A	10,084
5,000	DE Hsg. Authority (Single Family Mtg.)[1]	5.500	07/01/2013	07/01/2010	A	5,133

						955,163
District of Columbia—1.4%
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450	11/01/2034	11/16/2033	B	159,794
20,000	District of Columbia HFA (Single Family), Series A1	6.850	06/01/2031	01/01/2010	A	20,218
F6 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

District of Columbia Continued
$10,000	District of Columbia HFA (Single Family), Series B1	5.850%		12/01/2018	12/01/2009	A	$10,363
25,000	District of Columbia HFA (Single Family), Series B1	5.900		12/01/2028	12/01/2009	A	25,462
10,440,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250		05/15/2024	11/01/2011	A	10,562,148
11,320,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	05/15/2012	A	11,407,843
207,670,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.000	[2]	06/15/2046	06/13/2024	B	8,524,854

							30,710,682
Florida—8.5%
105,000	Alachua County, FL Health Facilities Authority (Shands Hospital at the University of Florida)[1]	5.750		12/01/2015	11/02/2009	A	105,147
4,355,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250		05/01/2016	05/01/2016		3,458,131
15,000	Baker County, FL Hospital Authority[1]	5.300		12/01/2023	11/04/2019	B	12,684
15,000	Bay County, FL Water System[1]	6.250		09/01/2014	11/02/2009	A	15,070
1,080,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.125		05/01/2012	01/10/2010	B	1,040,278
6,000,000	Brevard County, FL Health Facilities Authority (Holmes Regional Medical Center)[1]	5.600		10/01/2010	11/02/2009	A	6,014,160
250,000	Brevard County, FL Health Facilities Authority (Holmes Regional Medical Center)[1]	5.625		10/01/2014	11/02/2009	A	250,445
10,000	Brevard County, FL Health Facilities Authority (Wuesthoff Health Services)[1]	5.400		04/01/2013	11/06/2009	A	10,011
20,000	Brevard County, FL Health Facilities Authority (Wuesthoff Memorial Hospital)[1]	5.300		04/01/2011	11/06/2009	A	20,031
2,000,000	Broward County, FL Airport Facilities (Learjet)[1]	7.500		11/01/2020	11/01/2016	A	2,095,320
80,000	Broward County, FL Airport System[1]	5.125		10/01/2017	10/01/2010	A	80,464
5,000	Broward County, FL Airport System (Passenger Facility)[1]	5.250		10/01/2014	10/01/2010	A	5,032
75,000	Broward County, FL Airport System (Passenger Facility)[1]	5.250		10/01/2015	10/01/2010	A	75,473
250,000	Broward County, FL HFA[1]	5.400		10/01/2038	10/04/2010	B	245,685
70,000	Broward County, FL HFA (Bridgewater Place Apartments)[1]	5.500		04/01/2041	10/01/2011	A	70,342
365,000	Broward County, FL HFA (Cross Keys Apartments)[1]	5.800		10/01/2033	08/20/2031	B	360,806
180,000	Broward County, FL HFA (Pompano Oaks Apartments)[1]	6.100		12/01/2038	11/02/2009	A	180,158
55,000	Broward County, FL HFA (Praxis of Deerfield Beach III)[1]	5.300		09/01/2023	12/01/2009	A	55,030
F7 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$90,000	Broward County, FL HFA (Praxis of Deerfield Beach)[1]	5.350%	03/01/2031	12/01/2009	A	$90,022
80,000	Broward County, FL HFA (Stirling Apartments)[1]	5.650	10/01/2028	10/01/2010	A	80,510
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650	01/01/2022	07/01/2011	A	50,637
35,000	Broward County, FL Port Facilities[1]	5.000	09/01/2027	12/28/2023	B	34,591
105,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	6.000	10/01/2016	11/02/2009	A	105,114
30,000	Collier County, FL HFA (Saxon Manor Isle Apartments)[1]	5.450	03/01/2030	10/19/2009	A	30,008
380,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.400	12/01/2027	12/01/2011	A	383,059
245,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.450	06/01/2039	12/01/2011	A	245,875
840,000	Collier County, FL IDA (Allete)[1]	6.500	10/01/2025	11/02/2009	A	840,286
1,600,000	Concorde Estates, FL Community Devel. District[1]	5.000	05/01/2011	05/01/2011		811,920
10,000	Cypress Club, FL Special Recreational District[1]	7.100	09/01/2013	09/01/2010	A	10,054
145,000	Dade County, FL GO (Seaport)[1]	5.125	10/01/2021	11/02/2009	A	145,465
70,000	Dade County, FL GO (Seaport)[1]	5.400	10/01/2021	11/02/2009	A	70,235
200,000	Dade County, FL GO (Seaport)[1]	5.450	10/01/2016	11/02/2009	A	200,730
120,000	Dade County, FL GO (Seaport)[1]	5.500	10/01/2026	11/02/2009	A	120,251
1,605,000	Dade County, FL GO (Seaport)[1]	5.750	10/01/2015	11/02/2009	A	1,611,388
100,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	11/02/2009	A	100,017
45,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	11/02/2009	A	45,003
20,000	Dade County, FL HFA (New Horizons Associates)[1]	5.875	07/15/2024	01/15/2010	A	20,068
110,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	11/02/2009	A	110,092
170,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	11/02/2009	A	170,087
75,000	Dade County, FL Res Rec[1]	5.500	10/01/2010	11/02/2009	A	75,228
1,015,000	Dade County, FL Res Rec[1]	5.500	10/01/2013	11/02/2009	A	1,016,918
1,510,000	East Homestead, FL Community Devel. District[1]	5.000	05/01/2011	05/01/2011		1,123,651
30,000	Edgewater, FL Water & Sewer[1]	5.500	10/01/2013	11/02/2009	A	30,097
205,000	Edgewater, FL Water & Sewer[1]	5.500	10/01/2021	11/02/2009	A	205,670
4,185,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	02/01/2012	A	4,326,997
115,000	Escambia County, FL Health Facilities Authority (Baptist Manor)[1]	5.125	10/01/2019	11/06/2017	B	114,777
F8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$10,000	Escambia County, FL HFA (Single Family Mtg.)[1]	5.500%	10/01/2031	10/01/2010	A	$10,077
5,000	Escambia County, FL School Board COP[1]	5.500	02/01/2016	11/02/2009	A	5,016
1,060,000	Fiddler’s Creek, FL Community Devel. District[1]	5.800	05/01/2021	05/01/2021		685,099
1,000,000	Fiddler’s Creek, FL Community Devel. District[1]	5.875	05/01/2021	08/01/2012	B	651,080
50,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	5.600	07/01/2013	11/02/2009	A	50,168
95,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	5.625	07/01/2021	11/02/2009	A	95,321
150,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	5.625	07/01/2025	11/02/2009	A	150,284
10,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	6.500	07/01/2017	11/02/2009	A	10,043
40,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	6.500	07/01/2023	11/02/2009	A	40,060
235,000	FL Capital Projects Finance Authority (Peerless Group)[1]	7.500	08/01/2019	12/06/2014	B	186,400
20,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	02/01/2010	A	20,023
20,000	FL GO (Jefferson County Road)[5]	5.900	05/01/2010	11/02/2009	A	20,092
150,000	FL HFA[1]	6.300	09/01/2036	11/02/2009	A	150,117
20,000	FL HFA[1]	6.350	07/01/2028	10/19/2009	A	20,020
60,000	FL HFA[1]	6.350	07/01/2028	10/19/2009	A	60,060
15,000	FL HFA (Brittany of Rosemont)[1]	6.050	07/01/2015	11/02/2009	A	15,007
20,000	FL HFA (Grand Court Apartments)[1]	5.300	08/15/2031	02/15/2012	A	20,149
20,000	FL HFA (Holly Cove Apartments)[1]	6.050	10/01/2015	11/02/2009	A	20,018
285,000	FL HFA (Holly Cove Apartments)[1]	6.250	10/01/2035	11/02/2009	A	285,091
65,000	FL HFA (Homeowner Mtg.)[1]	5.900	07/01/2029	01/01/2010	A	67,218
110,000	FL HFA (Hsg. Partners of Gainesville)[1]	5.600	07/01/2027	11/02/2009	A	110,000
60,000	FL HFA (Landings at Sea Forest)[1]	5.850	12/01/2018	11/02/2009	A	60,041
100,000	FL HFA (Landings at Sea Forest)[1]	6.050	12/01/2036	11/02/2009	A	100,015
150,000	FL HFA (Leigh Meadows Apartments)[1]	6.100	09/01/2016	11/02/2009	A	150,062
60,000	FL HFA (Mar Lago Village Apartments)[1]	5.900	12/01/2027	10/04/2023	B	54,875
50,000	FL HFA (Mar Lago Village Apartments)[1]	6.000	06/01/2039	12/09/2034	B	43,835
90,000	FL HFA (Mar Lago Village Associates)[1]	6.000	06/01/2039	12/01/2009	A	90,099
190,000	FL HFA (Reserve at Kanpaha)[1]	5.500	07/01/2020	11/02/2009	A	190,046
60,000	FL HFA (Reserve at North Shore)[1]	5.500	11/01/2020	11/02/2009	A	60,015
25,000	FL HFA (Reserve at North Shore)[1]	5.600	11/01/2027	11/02/2009	A	25,000
70,000	FL HFA (Sarah’s Place Apartments)[1]	5.250	05/01/2022	10/15/2009	B	70,117
15,000	FL HFA (Sarah’s Place Apartments)[1]	5.400	11/01/2032	10/15/2009	B	15,026
35,000	FL HFA (Spinnaker Cove Apartments)[1]	6.375	07/01/2026	11/02/2009	A	35,022
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	11/02/2009	A	75,027
F9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Florida Continued
$65,000	FL HFA (Villas of Capri)[5]	6.100%		04/01/2017	11/02/2009	A	$65,090
70,000	FL HFA (Wentworth Apartments)[1]	5.300		05/01/2039	05/01/2011	A	70,081
50,000	FL HFA (Wentworth Apartments)[1]	5.375		11/01/2029	05/01/2011	A	50,182
30,000	FL HFA (Wentworth Apartments)[1]	5.400		04/01/2032	05/02/2030	B	26,513
20,000	FL HFA (Wentworth Apartments)[1]	5.400		11/01/2034	11/01/2034		18,999
50,000	FL HFA (Westlake Apartments)[1]	5.300		09/01/2031	03/01/2012	A	50,268
75,000	FL HFA (Willow Lake Apartments)[1]	5.400		01/01/2032	02/01/2030	B	66,320
25,000	FL HFA (Windchase Apartments)[5]	5.750		12/01/2017	11/02/2009	A	25,016
95,000	FL HFA (Windchase Apartments)[1]	6.000		06/01/2039	11/02/2009	A	95,049
205,000	FL HFA (Windchase Apartments)[1]	6.000		06/01/2039	11/02/2009	A	205,021
75,000	FL HFA (Windchase Apartments), Series C1	5.900		12/01/2027	11/02/2009	A	75,019
905,000	FL HFA (Woodbridge Apartments)[1]	6.050		12/01/2016	11/02/2009	A	905,778
1,750,000	FL HFA (Woodbridge Apartments)[1]	6.150		12/01/2026	11/02/2009	A	1,750,840
3,500,000	FL HFA (Woodbridge Apartments)[1]	6.250		06/01/2036	11/02/2009	A	3,501,120
260,000	FL HFA (Worthington Apartments)[1]	6.050		12/01/2025	11/02/2009	A	260,109
165,000	FL HFA (Worthington Apartments)[1]	6.200		12/01/2035	11/02/2009	A	165,046
30,000	FL HFA, Series 3[1]	6.200		07/01/2016	10/19/2009	A	30,037
30,000	FL HFA, Series 3[1]	6.300		07/01/2024	01/01/2010	A	31,431
815,000	FL HFC	5.486	[2]	07/01/2030	01/09/2027	B	242,862
17,105,000	FL HFC[3]	5.750		01/01/2037	01/01/2016	A	17,327,002
15,000	FL HFC[1]	5.900		07/01/2021	01/01/2010	A	15,425
10,000	FL HFC[1]	5.950		01/01/2032	01/01/2010	A	10,019
15,000	FL HFC (Andrews Place Apartments)[1]	5.000		11/01/2033	09/17/2031	B	14,711
180,000	FL HFC (Ashton Lake Apartments)[1]	5.700		07/01/2033	01/01/2011	A	181,192
125,000	FL HFC (Ashton Lake Apartments)[1]	5.875		01/01/2041	01/01/2011	A	125,939
430,000	FL HFC (Bernwood Trace Associates)	5.832	[2]	12/01/2029	09/02/2024	B	130,436
450,000	FL HFC (Brittany of Rosemont)[1]	6.250		07/01/2035	11/02/2009	A	450,050
50,000	FL HFC (Deer Meadows Apartments)[1]	5.800		11/01/2019	11/01/2011	A	51,038
20,000	FL HFC (Grande Court Apartments)[1]	5.375		02/15/2035	02/15/2012	A	20,125
15,000	FL HFC (Hampton Court Apartments)[1]	5.600		03/01/2032	03/01/2011	A	15,119
100,000	FL HFC (Holly Cove Apartments)[1]	6.150		10/01/2025	11/02/2009	A	100,050
55,000	FL HFC (Homeowner Mtg.)[1]	5.350		01/01/2021	10/19/2009	A	55,030
30,000	FL HFC (Homeowner Mtg.)[1]	5.500		07/01/2012	01/01/2010	A	30,781
135,000	FL HFC (Homeowner Mtg.)	5.580	[2]	01/01/2029	11/18/2010	B	43,902
20,000	FL HFC (Homeowner Mtg.)[1]	5.750		07/01/2017	01/01/2010	A	20,210
7,965,000	FL HFC (Homeowner Mtg.)[1]	5.750		01/01/2037	01/01/2016	A	8,068,386
45,000	FL HFC (Hunters Ridge-Deerwood)[1]	5.300		12/01/2028	12/01/2010	A	45,356
120,000	FL HFC (Logan Heights Apartments)[1]	5.850		10/01/2033	03/04/2031	B	115,368
120,000	FL HFC (Logan Heights Apartments)[1]	6.000		10/01/2039	10/01/2011	A	120,582
20,000	FL HFC (Logan’s Pointe Apartments)[1]	5.900		12/01/2019	12/01/2009	A	20,340
5,065,000	FL HFC (Logan’s Pointe Apartments)[1]	6.000		06/01/2039	12/01/2011	A	5,147,408
F10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Florida Continued
$200,000	FL HFC (Logan’s Pointe Apartments)	6.276	[2]%	12/01/2029	12/01/2009	A	$57,042
25,000	FL HFC (Marina Bay Apartments)[1]	5.750		08/01/2033	02/01/2011	A	25,193
125,000	FL HFC (Peacock Run Apartments)[1]	5.400		08/01/2042	08/01/2012	A	125,446
350,000	FL HFC (Raceway Pointe Apartments)[1]	5.950		09/01/2032	09/01/2011	B	350,543
110,000	FL HFC (Raceway Pointe Partners)[1]	5.750		09/01/2027	03/29/2024	B	105,256
15,000	FL HFC (River Trace Senior Apartments)[1]	5.700		07/01/2035	01/01/2011	A	15,090
35,000	FL HFC (Seminole Ridge Apartments)[1]	6.000		10/01/2029	10/01/2011	A	35,733
95,000	FL HFC (Spring Harbor Apartments)[1]	5.900		08/01/2039	08/01/2011	A	96,027
20,000	FL HFC (Waterbridge Apartments)[1]	5.125		08/01/2027	05/04/2027	B	18,721
50,000	FL HFC (Waverly Apartments)[1]	6.200		07/01/2035	07/01/2012	A	51,275
295,000	FL HFC (Westwood Apartments)[1]	5.450		02/01/2041	02/01/2011	A	295,767
40,000	FL HFC (Winterlakes Sanctuary), Series H-1[1]	6.000		09/01/2032	09/01/2011	A	40,641
180,000	FL HFC (Woodridge Apartments)[1]	5.850		10/01/2033	10/01/2011	A	180,639
35,000	FL HFC (Woodridge Apartments)[1]	6.000		10/01/2039	10/01/2011	A	35,170
95,000	FL Ports Financing Commission[1]	5.125		06/01/2011	11/02/2009	A	95,243
180,000	FL Ports Financing Commission[1]	5.375		06/01/2016	11/02/2009	A	180,223
130,000	FL Ports Financing Commission[1]	5.375		06/01/2027	11/02/2009	A	130,023
25,000	FL Ports Financing Commission[1]	5.500		10/01/2018	10/01/2010	A	25,274
35,000	FL Ports Financing Commission[1]	5.500		10/01/2029	10/01/2011	A	35,244
45,000	FL State Board of Education GO1	5.750		06/01/2022	06/01/2010	A	46,701
10,000	FL State Board of Regents (University Central Florida)[1]	6.000		10/01/2013	11/02/2009	A	10,043
25,000	FL State Division of Bond Finance (Dept. of Environmental Protection)[1]	5.375		07/01/2010	11/02/2009	A	25,098
600,000	Gulf Breeze, FL GO1	6.050		12/01/2015	11/02/2009	A	601,230
105,000	Halifax, FL Hospital Medical Center[1]	5.200		04/01/2018	11/24/2015	B	103,373
935,000	Highlands, FL Community Devel. District[6]	5.000		05/01/2011	05/01/2010	B	467,743
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)[1]	7.125		04/01/2030	04/01/2030		1,414,380
2,000,000	Hillsborough County, FL IDA (University Community Hospital)[1]	5.750		08/15/2010	11/02/2009	A	2,003,860
14,620,000	Hillsborough County, FL IDA (University Community Hospital)[1]	5.750		08/15/2014	11/02/2009	A	14,634,766
50,000	Jacksonville, FL Capital Improvement (Gator Bowl)[1]	5.250		10/01/2025	11/02/2009	A	50,077
1,000,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500		10/01/2030	10/01/2015	A	1,004,760
5,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875		06/01/2025	06/01/2016	A	5,703,763
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875		06/01/2031	06/01/2016	A	3,012,636
10,000	Jacksonville, FL Excise Taxes[1]	5.000		10/01/2016	11/02/2009	A	10,032
F11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$10,000	Jacksonville, FL Hsg. (Windermere Manor)[1]	5.875%	03/20/2028	11/02/2009	A	$10,010
70,000	Jacksonville, FL Port Authority[1]	5.625	11/01/2026	11/01/2010	A	70,402
20,000	Jacksonville, FL Port Authority[1]	5.700	11/01/2021	10/01/2010	A	20,200
12,020,000	Jacksonville, FL Port Authority[1]	6.000	11/01/2038	11/01/2012	A	12,352,233
5,000	Jacksonville, FL Sales Tax (River City Renaissance)[1]	5.125	10/01/2018	11/02/2009	A	5,006
990,000	Jacksonville, FL Water and Sewage (United Waterworks)[1]	6.350	08/01/2025	11/02/2009	A	990,703
50,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2016	11/02/2009	A	50,057
40,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2025	11/02/2009	A	40,010
25,000	Lakeland, FL Light & Water[1]	5.750	10/01/2019	04/01/2010	A	27,332
25,000	Lee County, FL Airport[1]	6.000	10/01/2020	10/01/2010	A	25,667
10,000	Lee County, FL Airport[1]	6.000	10/01/2029	10/01/2011	A	10,206
15,000,000	Lee County, FL Airport[1]	6.000	10/01/2032	10/01/2010	A	15,305,400
30,000	Lee County, FL COP (Master Lease)[1]	5.125	10/01/2012	11/02/2009	A	30,085
485,000	Lee County, FL HFA (Single Family Mtg.)[1]	7.100	03/01/2034	09/01/2010	A	497,528
15,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2011	11/02/2009	A	15,034
50,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2013	11/02/2009	A	50,074
450,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2018	11/02/2009	A	450,212
20,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.500	03/01/2035	09/01/2015	A	20,313
5,000	Manatee County, FL HFA, Series A1	9.125	06/01/2016	10/19/2009	A	5,020
35,000	Manatee County, FL Port Authority[1]	5.250	10/01/2009	10/01/2009		35,004
25,000	Manatee County, FL Port Authority[1]	5.400	10/01/2013	11/02/2009	A	25,048
35,000	Martin County, FL Health Facilities Authority (Martin Memorial Medical Center)[1]	5.250	11/15/2020	11/15/2009	A	35,000
10,125,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	7.875	12/15/2025	11/02/2009	A	10,129,556
270,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	8.050	12/15/2025	11/02/2009	A	270,143
80,000	Miami, FL Community Redevel. (Southeast Overtown/Park West)[1]	8.500	10/01/2015	11/02/2009	A	80,225
25,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2015	11/01/2009	A	25,155
50,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2017	10/01/2009	A	50,295
15,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.250	10/01/2022	10/01/2012	A	15,217
3,500,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2020	10/01/2012	A	3,626,770
3,750,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2024	10/01/2010	A	3,825,975
F12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Florida Continued
$4,720,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000%		10/01/2029	10/01/2012	A	$4,804,488
15,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.000		10/01/2015	04/01/2011	A	15,317
20,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100		10/01/2029	04/01/2011	A	20,283
5,060,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.200		10/01/2039	04/01/2011	A	5,127,146
875,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.450		10/01/2038	11/08/2013	B	853,834
200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050		08/01/2029	08/01/2010	A	205,754
100,000	Miami-Dade County, FL HFA (Sunset Bay Apartments)[1]	6.050		01/01/2041	01/01/2013	A	102,384
5,000,000	Miami-Dade County, FL IDA (Waste Management/Waste Management of FL Obligated Group)[1]	7.000		12/01/2018	12/01/2010	D	5,185,650
20,000	Miami-Dade County, FL Special Obligation, Series B	5.426	[2]	10/01/2031	10/01/2031		5,155
50,000	Naples, FL Hospital Revenue (Naples Community Hospital)[1]	5.375		10/01/2011	11/02/2009	A	50,069
20,000	North Palm Beach Heights, FL Water Control District, Series A1	6.500		10/01/2012	11/02/2009	A	20,098
40,000	North Palm Beach Heights, FL Water Control District, Series B1	6.500		10/01/2012	11/02/2009	A	40,195
25,000	Oakland Park, FL Utilities System[1]	5.250		09/01/2014	10/19/2009	A	25,089
310,000	Oakland, FL Charter School[1]	6.950		12/01/2015	05/01/2011	B	322,375
20,000	Ocoee, FL Water & Sewer System[1]	5.375		10/01/2016	11/02/2009	A	20,062
25,000	Okaloosa County, FL Airport[1]	5.500		10/01/2023	09/08/2019	B	23,223
20,000	Orange County, FL Health Facilities Authority[1]	6.000		10/01/2026	10/01/2011	A	20,207
45,000	Orange County, FL HFA[1]	5.150		03/01/2022	09/01/2010	A	46,022
1,340,000	Orange County, FL HFA[1]	5.650		09/01/2034	09/01/2013	A	1,375,188
10,000	Orange County, FL HFA[1]	5.700		09/01/2026	09/01/2010	A	10,100
15,000	Orange County, FL HFA[1]	5.750		03/01/2030	09/01/2010	A	15,300
25,000	Orange County, FL HFA (Homeowner)[1]	5.000		09/01/2017	10/01/2009	A	25,628
20,000	Orange County, FL HFA (Homeowner)[1]	5.450		09/01/2022	05/01/2011	A	20,148
30,000	Orange County, FL HFA (Homeowner)[1]	5.500		09/01/2027	03/01/2012	A	30,004
40,000	Orange County, FL HFA (Loma Vista)[1]	5.400		09/01/2019	03/01/2011	A	40,056
120,000	Orange County, FL HFA (Loma Vista)[1]	5.500		03/01/2032	03/01/2011	A	113,924
620,000	Orange County, FL HFA (Seminole Pointe)[1]	5.650		12/01/2017	01/25/2015	B	601,499
235,000	Osceola County, FL HFA (Tierra Vista Apartments)[1]	5.800		12/01/2029	11/02/2009	A	235,132
F13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$45,000	Pace, FL Property Finance Authority[1]	5.375%	09/01/2020	11/02/2009	A	$45,119
120,000	Palm Beach County, FL Health Facilities Authority (ACTS Retirement/Life Communities)[1]	5.125	11/15/2029	10/17/2029	B	113,996
100,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250	08/01/2018	11/02/2009	A	100,091
210,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250	08/01/2023	11/02/2009	A	210,139
10,000	Palm Beach County, FL Health Facilities Authority (Life Care Retirement Communities)[1]	5.500	10/01/2011	11/02/2009	A	10,013
50,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.600	12/01/2012	11/02/2009	A	50,068
35,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.800	12/01/2017	12/01/2009	A	35,970
400,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.850	12/01/2022	11/02/2009	A	400,388
250,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.900	06/01/2029	11/02/2009	A	250,160
80,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)[1]	6.100	08/01/2029	11/02/2009	A	80,070
130,000	Palm Beach County, FL HFA (Pinnacle Palms Apartments)[1]	5.650	07/01/2031	06/01/2011	A	131,347
850,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.850	12/01/2033	06/01/2010	A	850,527
230,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.900	06/01/2038	06/01/2010	A	230,173
1,100,000	Palm Glades, FL Community Devel. District[1]	4.850	05/01/2011	08/01/2010	B	720,368
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	02/01/2011	A	858,509
50,000	Pensacola, FL Airport[1]	6.125	10/01/2018	10/01/2010	A	50,566
65,000	Pinellas County, FL HFA[1]	5.500	03/01/2036	09/01/2014	A	65,400
1,200,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.250	06/01/2034	12/01/2013	A	1,223,184
3,670,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.375	06/01/2019	12/01/2013	A	3,874,419
60,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.450	09/01/2034	12/01/2009	A	61,025
20,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.550	03/01/2032	09/01/2010	A	20,241
10,000	Pinellas County, FL HFA, Series B1	6.200	09/01/2034	09/01/2012	A	10,149
80,000	Port Everglades, FL Authority, Series A1	5.000	09/01/2016	09/01/2010	A	83,079
20,000	Port Palm Beach, FL District[1]	5.500	09/01/2019	09/01/2010	A	20,104
80,000	Port Palm Beach, FL District[1]	5.500	09/01/2024	09/01/2010	A	80,038
10,000	Port St. Lucie, FL Special Assessment[1]	5.400	10/01/2016	11/02/2009	A	10,011
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/10/2026	B	156,972
40,000	St. Petersburg Beach, FL GO1	5.250	10/01/2013	11/02/2009	A	40,142
65,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	11/02/2009	A	65,103
F14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Florida Continued
$10,000	Tampa, FL Solid Waste (McKay Bay Refuse-to-Energy)[1]	5.250%	10/01/2014	10/01/2010	A	$10,183
105,000	Tampa, FL Solid Waste (McKay Bay Refuse-to-Energy)[1]	5.250	10/01/2016	10/01/2010	A	106,533
25,000	University of South Florida (University Bookstore)[1]	6.000	07/01/2014	11/02/2009	A	25,097
860,000	Village, FL Community Devel. District[1]	7.625	05/01/2017	03/01/2010	A	861,049
100,000	Volusia County, FL Educational Facility Authority (Stetson University)[1]	5.500	06/01/2022	11/02/2009	A	100,151
180,000	Volusia County, FL Health Facilities Authority (John Knox Village of Florida)[1]	6.000	06/01/2017	11/02/2009	A	180,173
10,000	Volusia County, FL HFA (Spring Arbor Apartments)[1]	5.200	08/01/2023	02/01/2010	A	10,026
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125	05/01/2013	05/01/2013		469,130
1,000,000	Watergrass, FL Community Devel. District Special Assessment[1]	4.875	11/01/2010	11/01/2010		718,590

						180,410,315
Georgia—3.5%
80,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[5]	6.125	03/01/2017	10/19/2009	A	80,104
95,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	10/19/2009	A	95,088
700,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	05/15/2010	A	702,128
2,000,000	Atlanta, GA Airport[1]	5.625	01/01/2025	01/01/2013	A	2,022,360
2,045,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.000	07/01/2036	02/25/2032	B	1,246,550
140,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.250	07/01/2036	05/13/2032	B	88,500
40,000	Atlanta, GA GO1	5.000	12/01/2016	01/01/2010	A	46,004
20,000	Atlanta, GA Hsg. Authority (Village at Castleberry)[1]	5.300	02/20/2029	02/20/2011	A	20,102
75,000	Atlanta, GA Hsg. Authority (Village at Castleberry)[1]	5.400	02/20/2039	02/20/2011	A	75,274
900,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.625	01/01/2016	03/27/2012	A	934,119
80,000	Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)[5]	6.000	05/20/2017	11/02/2009	A	80,102
60,000	Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)[1]	6.125	05/20/2027	11/02/2009	A	60,070
1,110,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.250	01/01/2016	02/07/2014	B	1,109,978
1,640,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.500	01/01/2021	02/21/2019	B	1,626,290
F15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Georgia Continued
$350,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.700%	01/01/2019	11/02/2009	A	$350,000
75,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	6.125	01/01/2024	07/01/2012	A	75,339
95,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[5]	5.650	07/01/2017	10/19/2009	A	95,082
80,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.750	07/01/2029	10/19/2009	A	80,041
10,000	Cobb County, GA Hsg. Authority (Garrison Plantation)[1]	5.750	07/01/2014	12/01/2009	A	10,023
15,000	Colquitt County, GA Hospital Authority Anticipation Certificates[1]	5.500	03/01/2016	09/01/2010	A	15,280
250,000	Dalton, GA Devel. Authority (Hamilton Health Care System)[1]	5.250	08/15/2010	02/15/2010	A	251,628
9,295,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	08/01/2012	A	9,476,531
3,000,000	Floyd County, GA Devel. Authority (Temple-Inland)[1]	5.700	12/01/2015	12/01/2015		2,941,200
895,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.250	11/15/2020	05/15/2019	A	946,919
915,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.500	11/15/2021	05/15/2019	A	978,410
20,000	Fulton County, GA Devel. Authority (Cauley Creek Water)[1]	5.250	02/01/2021	02/01/2011	A	20,174
45,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	11/02/2009	A	45,001
30,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.375	10/01/2012	11/02/2009	A	30,032
22,250,000	GA George L. Smith II Congress Center Authority (Domed Stadium)[3]	5.500	07/01/2020	07/01/2010	A	22,625,854
20,000	GA HFA (Lake Vista Apartments)[1]	5.950	01/01/2027	11/02/2009	A	20,019
15,000	GA HFA (Single Family Mtg.)[1]	5.100	12/01/2020	06/28/2019	B	14,651
25,000	GA HFA (Single Family Mtg.)[1]	5.125	06/01/2019	11/02/2009	A	25,010
15,000	GA HFA (Single Family Mtg.)[1]	5.300	12/01/2022	06/01/2011	A	15,168
595,000	GA HFA (Single Family Mtg.)[1]	5.350	12/01/2022	12/14/2011	A	604,199
90,000	GA HFA (Single Family Mtg.)[1]	5.500	12/01/2032	12/01/2011	A	90,706
50,000	GA HFA (Single Family Mtg.)[1]	5.550	12/01/2026	06/01/2010	A	50,007
5,545,000	GA Main Street Natural Gas[1]	5.000	03/15/2012	03/15/2012		5,729,427
12,110,000	GA Main Street Natural Gas[1]	5.000	03/15/2013	03/15/2013		12,553,589
2,860,000	GA Main Street Natural Gas[1]	5.000	03/15/2014	03/15/2014		2,953,980
10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	12/01/2009	A	10,124
55,000	GA Municipal Gas Authority (Warner Robins)[1]	6.125	01/01/2026	11/02/2009	A	55,145
F16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Georgia Continued
$40,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250%	10/01/2013	10/01/2011	A	$40,440
10,000	Hinesville, GA Leased Hsg. Corp. (Regency Park)[1]	7.250	01/15/2011	01/15/2011		10,378
4,570,000	Lawrenceville, GA Hsg. Authority (Knollwood Park Apartments)[1]	6.250	12/01/2029	09/01/2010	A	4,742,426
60,000	Macon-Bibb County, GA Industrial Authority[1]	6.000	05/01/2013	11/02/2009	A	60,138
110,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	11/02/2009	A	110,153
1,000,000	McDuffie County, GA County Devel. Authority (Temple-Inland)[1]	6.950	12/01/2023	12/01/2023		946,530
65,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.400	02/01/2023	02/01/2023		61,907
50,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.800	12/01/2020	12/01/2009	A	50,018
195,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	6.250	02/01/2025	02/01/2011	A	198,177
10,000	Rome, GA New Public Hsg. Authority[1]	5.750	11/01/2010	11/01/2009	A	10,545
345,000	Vienna, GA Water & Sewer (Tyson Foods)[1]	5.625	09/01/2012	10/13/2010	B	326,425

						74,807,345
Hawaii—1.3%
6,770,000	HI Airports System[1]	5.625	07/01/2018	07/01/2011	A	6,921,716
180,000	HI Airports System[1]	6.000	07/01/2019	07/01/2011	A	183,742
50,000	HI Dept. of Budget & Finance (Hawaiian Electric Company)[1]	6.150	01/01/2020	01/01/2010	A	50,250
30,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific Health)[1]	6.400	07/01/2013	08/15/2011	A	31,079
100,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.650	10/01/2027	10/01/2012	A	101,571
14,405,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.700	07/01/2020	07/01/2011	A	14,633,751
5,200,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	6.200	11/01/2029	11/01/2010	A	5,257,304
90,000	HI Harbor System, Series A1	5.750	07/01/2029	07/01/2011	A	91,368
50,000	HI HFDC (Single Family Mtg.)[1]	5.750	07/01/2030	01/01/2010	A	51,646
375,000	Kuakini, HI Health System (Kuakini Health System/Kuakini Medical Center/ Kuakini Geriatric Care Obligated Group)[1]	6.375	07/01/2032	07/01/2012	A	375,934

						27,698,361
F17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Idaho—0.2%
$35,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.250%	07/01/2011	01/01/2010	A	$35,405
145,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.300	07/01/2027	01/01/2016	A	150,052
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2018	01/01/2010	A	10,210
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2020	01/15/2010	A	20,420
145,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550	07/01/2016	01/01/2010	A	148,990
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.600	07/01/2021	10/18/2010	A	15,350
205,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.625	07/01/2015	01/01/2010	A	211,035
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	07/01/2016	01/01/2010	A	10,326
25,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.000	07/01/2029	01/01/2010	A	25,230
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.050	01/01/2026	11/02/2009	A	10,011
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.350	07/01/2016	11/02/2009	A	5,006
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2[1]	6.200	07/01/2028	01/01/2010	A	10,186
40,000	ID Hsg. Agency (Multifamily Hsg.)[1]	6.500	07/01/2011	11/02/2009	A	40,119
15,000	ID Hsg. Agency (Multifamily Hsg.)[1]	6.700	07/01/2024	11/02/2009	A	15,019
60,000	ID Hsg. Agency (Single Family Mtg.)[1]	6.450	07/01/2027	01/01/2010	A	60,343
5,000	ID Hsg. Agency (Single Family Mtg.)[1]	6.700	07/01/2027	11/02/2009	A	5,007
5,000	ID Hsg. Agency (Single Family Mtg.), Series A1	6.125	07/01/2026	12/19/2010	A	5,146
15,000	Malad, ID Water[1]	5.500	03/01/2014	09/01/2010	A	15,138
2,270,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A1	5.500	08/01/2017	02/08/2014	B	2,120,203
1,000,000	Power County, ID Pollution Control (FMC Corp.)[1]	5.625	10/01/2014	11/02/2009	A	1,000,020

						3,913,216
Illinois—8.3%
850,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	01/11/2018	B	751,995
715,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900	08/01/2023	11/02/2009	A	715,729
75,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900	08/01/2023	11/02/2009	A	75,077
125,000	Chatham Area, IL Public Library District[1]	6.300	02/01/2010	02/01/2010		127,423
F18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Illinois Continued
$185,000	Chicago, IL (Single Family Mtg.)[1]	6.300%	09/01/2029	09/01/2013	A	$192,531
100,000	Chicago, IL (Single Family Mtg.), Series A1	7.150	09/01/2031	03/01/2010	A	103,479
25,000	Chicago, IL Metropolitan Hsg. Devel. Corp.[1]	6.850	07/01/2022	11/02/2009	A	25,046
155,000	Chicago, IL Midway Airport[1]	5.750	01/01/2017	11/02/2009	A	155,229
65,000	Chicago, IL Midway Airport, Series A1	5.000	01/01/2028	05/14/2025	B	64,305
33,005,000	Chicago, IL Midway Airport, Series A1	5.500	01/01/2029	11/02/2009	A	33,032,064
1,120,000	Chicago, IL Midway Airport, Series B1	5.625	01/01/2029	11/02/2009	A	1,120,426
390,000	Chicago, IL Midway Airport, Series B1	5.750	01/01/2022	11/02/2009	A	390,351
25,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	10/20/2011	A	25,504
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	01/01/2016	A	77,751
25,000	Chicago, IL Multifamily Hsg. (St. Edmund’s Village)[1]	6.125	09/20/2024	09/20/2011	A	25,621
13,700,000	Chicago, IL O’Hare International Airport[1]	5.500	01/01/2016	11/02/2009	A	13,725,893
5,000,000	Chicago, IL O’Hare International Airport[1]	5.625	01/01/2020	01/01/2012	A	5,115,300
8,000,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2023	01/01/2014	A	8,379,360
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	01/01/2014	A	60,862
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	04/07/2032	B	57,534
15,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.500	01/01/2011	11/02/2009	A	15,035
5,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.250	01/01/2023	01/01/2012	A	5,037
325,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.500	01/01/2016	11/02/2009	A	325,416
15,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.350	01/01/2026	01/01/2012	A	15,056
40,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.375	01/01/2032	08/26/2029	B	39,612
20,000	Greenville, IL Educational Facilities Authority (Greenville College)[1]	6.000	12/01/2009	11/02/2009	A	20,032
12,280,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	11/02/2009	A	12,289,947
15,000	IL Dept. of Central Mangement Services COP[1]	6.200	07/01/2014	01/01/2010	A	15,136
1,080,000	IL Devel. Finance Authority (Adams County Mental Health Center/Adult Comprehensive Human Services Obligated Group)[1]	6.000	07/01/2015	01/01/2010	A	1,082,030
20,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	5.700	07/01/2019	04/12/2017	B	19,690
5,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	6.050	07/01/2019	01/01/2010	A	5,005
F19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Illinois Continued
$10,000	IL Devel. Finance Authority (Lester and Rosalie Anixter Center/CCAR Industries Obligated Group)[1]	5.500%	07/01/2012	07/01/2010	A	$10,039
2,540,000	IL Devel. Finance Authority (Olin Corp.)[1]	6.750	03/01/2016	03/01/2016		2,479,319
4,835,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2014	05/15/2010	A	4,865,074
2,750,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2015	05/15/2010	A	2,766,968
30,000	IL Devel. Finance Authority (Round Lake)[1]	5.450	01/01/2019	11/02/2009	A	30,050
5,000	IL Devel. Finance Authority (Watseka)[1]	5.750	01/01/2016	11/02/2009	A	5,019
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	06/01/2012	A	24,038,860
945,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.700	02/01/2024	11/02/2009	A	945,274
80,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)[1]	5.000	02/01/2028	02/01/2028		78,674
285,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)[1]	5.500	12/01/2026	11/02/2009	A	285,074
50,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.250	06/01/2014	11/02/2009	A	50,148
100,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.375	06/01/2015	11/02/2009	A	100,294
1,395,000	IL GO1	5.125	12/01/2017	11/02/2009	A	1,399,311
2,280,000	IL GO1	5.250	12/01/2020	11/02/2009	A	2,287,159
20,200,000	IL Health Facilities Authority (Bromenn Healthcare)[1]	6.250	08/15/2018	11/02/2009	A	20,231,916
40,000	IL Health Facilities Authority (Condell Medical Center/Medical Center Properties Obligated Group)[1]	6.350	05/15/2015	05/15/2010	A	41,861
25,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2017	11/02/2009	A	25,007
5,117,000	IL Health Facilities Authority (Ingalls Health System)[1]	6.250	05/15/2014	11/02/2009	A	5,126,211
8,415,000	IL Health Facilities Authority (Loyola University Health System)[1]	5.375	07/01/2017	11/02/2009	A	8,421,227
50,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	6.000	02/15/2026	11/02/2009	A	50,034
25,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2027	09/07/2025	B	23,403
250,000	IL Health Facilities Authority (Sherman Health System)[1]	5.500	08/01/2012	11/02/2009	A	250,250
6,520,000	IL Hsg. Devel. Authority (Crystal Lake Preservation Corp.)	5.800	12/20/2041	12/20/2016	A	7,021,323
F20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Illinois Continued
$85,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.500%	08/01/2026	04/01/2010	A	$86,635
1,055,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.500	08/01/2028	05/01/2010	A	1,055,000
25,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.600	08/01/2027	02/01/2012	A	25,353
200,000	IL Hsg. Devel. Authority, Series C-2[1]	5.250	08/01/2022	08/01/2012	A	203,726
8,400,000	IL Metropolitan Pier & Exposition Authority[1]	5.375	06/01/2014	10/27/2009	A	8,427,888
565,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2027	11/02/2009	A	566,475
10,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2027	11/02/2009	A	10,025
15,000	IL Metropolitan Pier & Exposition Authority[1]	6.500	06/15/2027	11/02/2009	A	15,039
25,000	IL Sales Tax[1]	5.000	06/15/2016	11/02/2009	A	25,068
2,795,000	IL Sales Tax[1]	5.250	06/15/2018	11/02/2009	A	2,804,224
25,000	IL Sales Tax, Series U1	5.000	06/15/2012	11/02/2009	A	25,076
175,000	Joliet, IL GO1	6.250	01/01/2011	01/01/2010	A	181,449
40,000	Lake County, IL HFC, Series A1	6.800	05/01/2023	11/02/2009	A	40,068
4,510,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[1]	5.500	01/01/2020	08/11/2018	B	3,585,044
35,000	Rockford, IL Mtg. (Faust Landmark Apartments)[5]	6.750	01/01/2018	07/01/2010	A	35,406
150,000	Southwestern IL Devel. Authority (Illinois-American Water Company)[1]	5.000	02/01/2028	02/01/2028		144,072
50,000	Will-Kankakee, IL Regional Devel. Authority (Consumers Illinois Water Company)[1]	5.400	09/01/2030	09/01/2030		48,178

						175,864,697
Indiana—0.3%
95,000	De Kalb County, IN Redevel. Authority[1]	6.000	07/15/2018	11/02/2009	A	95,102
2,420,000	East Chicago, IN Exempt Facilities (Inland Steel Company)[1]	6.700	11/01/2012	11/01/2012		2,354,418
30,000	Fort Wayne, IN Sewage Works[1]	5.000	08/01/2012	11/02/2009	A	30,092
60,000	Frankfort, IN Middle Schools Building Corp.[1]	5.500	07/10/2010	11/02/2009	A	60,223
2,000,000	Hammond, IN Redevel. District (Marina Area)[1]	6.000	01/15/2017	05/10/2015	B	1,905,640
225,000	IN Devel. Finance Authority (USX Corp.)[1]	6.150	07/15/2022	11/02/2009	A	225,097
240,000	IN Devel. Finance Authority (USX Corp.)[1]	6.250	07/15/2030	11/02/2009	A	240,154
45,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2014	11/02/2009	A	45,086
F21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Indiana Continued
$165,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000%	01/01/2023	11/02/2009	A	$165,150
570,000	IN Health Facility Financing Authority (Kings Daughters Hospital Assoc.)[1]	5.625	08/15/2027	04/03/2020	B	563,947
55,000	IN Health Facility Financing Authority (Munster Medical Research Foundation/ St. Catherine Hospital Obligated Group)[1]	5.500	08/01/2013	08/01/2012	A	56,898
30,000	IN HFA (Single Family Mtg.)[1]	5.250	07/01/2023	07/01/2011	A	30,002
30,000	IN HFA (Single Family Mtg.)[1]	5.375	01/01/2023	01/01/2010	A	30,046
5,000	IN HFA (Single Family Mtg.)[1]	5.600	07/01/2021	01/01/2011	A	5,071
385,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	5.250	01/01/2037	07/01/2017	A	386,378
100,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)	6.450	01/01/2040	07/01/2018	A	109,190
360,000	IN Municipal Power Agency, Series A1	5.300	01/01/2023	11/02/2009	A	360,364
645,000	Madison County, IN Hospital Authority (Community Hospital of Anderson)[1]	8.000	01/01/2014	11/01/2009	A	648,515
40,000	New Albany, IN Hospital Facilities (Mercy Health System)[1]	5.625	01/01/2027	07/24/2022	B	39,368
25,000	Perry County, IN Redevel. Authority[1]	6.000	02/01/2012	11/02/2009	A	25,062
10,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[1]	6.375	11/01/2029	08/01/2015	A	10,040

						7,385,843
Iowa—0.0%
15,000	Des Moines, IA Aviation System, Series B1	5.125	07/01/2018	11/02/2009	A	15,014
50,000	IA Finance Authority (Genesis Medical Center)[1]	5.200	07/01/2022	11/02/2009	A	50,008
20,000	IA Finance Authority (Trinity Health)[1]	6.000	12/01/2027	12/01/2011	A	20,605
800,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	5.250	11/15/2014	11/26/2013	B	799,936
75,000	IA Student Loan Liquidity Corp.[1]	6.125	12/01/2011	11/02/2009	A	75,235
20,000	Polk County, IA GO1	5.000	06/01/2013	11/02/2009	A	20,070

						980,868
Kansas—2.5%
5,000	Kansas City, KS Mtg. Revenue[1]	7.000	12/01/2011	11/02/2009	A	5,014
65,000	KS Devel. Finance Authority Health Facilities (St. Lukes/Shawnee Mission Health System)[1]	5.375	11/15/2026	11/02/2009	A	65,014
115,000	La Cygne, KS Pollution Control (Kansas Gas & Electric Company)[1]	5.100	03/01/2023	11/02/2009	A	115,069
675,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)[1]	4.800	04/01/2027	08/18/2020	B	481,289
F22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Kansas Continued
$7,990,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.250%	12/01/2038	06/08/2016	A	$8,213,120
6,980,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.250	12/01/2038	11/01/2009	A	7,269,147
6,230,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.550	06/01/2038	06/01/2021	A	6,390,774
660,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.650	12/01/2036	08/01/2011	A	681,239
14,825,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.800	12/01/2038	06/01/2015	A	15,426,208
35,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.850	06/01/2028	10/01/2010	A	35,648
11,870,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.875	06/01/2039	06/01/2020	A	12,407,451
185,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	04/01/2012	A	201,110
460,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	7.600	12/01/2031	12/15/2010	A	468,809
15,000	Shawnee, KS Multifamily Hsg. (Thomasbrook Apartments)[1]	5.500	04/01/2024	11/02/2009	A	15,008
1,905,000	Wichita, KS Hospital (Via Christi Health System)	6.750	11/15/2014	11/15/2009	A	1,951,177

						53,726,077
Kentucky—1.4%
150,000	Jefferson County, KY Health Facilities (JHHS)[1]	5.750	01/01/2026	11/02/2009	A	150,077
55,000	Jefferson County, KY Health Facilities (JHHS/JHP/JHF Obligated Group)[1]	5.700	01/01/2021	11/02/2009	A	55,053
2,535,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.500	07/01/2017	11/02/2009	A	2,537,611
120,000	Kenton County, KY Airport (Delta Airlines)[5,6,7]	8.000	12/01/2015	12/01/2015		1
50,000	KY EDFA (Pikeville Medical Center)[1]	5.625	02/01/2017	11/02/2009	A	50,051
110,000	KY EDFA (Pikeville Medical Center)[1]	5.700	02/01/2028	11/02/2009	A	110,043
30,000	KY EDFA (St. Claire Medical Center)[1]	5.625	09/01/2021	11/02/2009	A	30,024
20,000	KY Hsg. Corp.[1]	5.300	07/01/2018	07/01/2010	A	20,353
15,000	KY Hsg. Corp.[1]	5.350	01/01/2021	07/01/2011	A	15,186
15,000	KY Hsg. Corp.[1]	5.450	07/01/2022	01/01/2012	A	15,272
20,000	KY Hsg. Corp., Series C1	5.375	07/01/2027	01/01/2012	A	20,331
80,000	KY Infrastructure Authority[1]	5.700	06/01/2013	12/01/2009	A	80,378
26,220,000	Louisville & Jefferson County, KY Metropolitan Government Health Facilities (Jewish Hospital & St. Mary’s Healthcare)[1]	6.000	02/01/2022	02/01/2013	A	27,481,706
F23 OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Kentucky Continued
$30,000	Louisville & Jefferson County, KY Metropolitan Sewer District[1]	5.250%	05/15/2027	11/02/2009	A	$30,031
100,000	Madison County, KY Industrial Building (McCready Manor)[1]	5.300	06/01/2011	12/01/2009	A	102,241

						30,698,358
Louisiana—4.9%
120,000	Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)[1]	5.600	12/01/2028	12/01/2010	A	120,541
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	07/01/2023		63,873
235,000	Calcasieu Parish, LA Industrial Devel. Board (ConocoPhillips Holding Company/E.I. Dupont de Nemours Obligated Group)[1]	5.750	12/01/2026	11/02/2009	A	235,139
7,050,000	Calcasieu Parish, LA Industrial Devel. Board Pollution Control (Entergy Gulf States)[1]	5.450	07/01/2010	11/02/2009	A	7,053,596
480,000	Calcasieu Parish, LA Public Trust Authority[1]	5.000	04/01/2028	04/01/2016	B	489,197
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	11/01/2022		186,367
140,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	6.375	05/01/2025	05/01/2012	A	142,706
35,000	East Baton Rouge, LA Mtg. Finance Authority (Government National Mortgage Assn. & FNMA Mtg.)[1]	5.600	04/01/2022	10/01/2009	A	35,483
5,000	East Baton Rouge, LA Mtg. Finance Authority (Government National Mortgage Assn. & FNMA Mtg.)[1]	5.700	10/01/2033	11/02/2009	A	5,060
10,000	East Baton Rouge, LA Mtg. Finance Authority (Government National Mortgage Assn. & FNMA Mtg.)[1]	6.200	10/01/2028	11/02/2009	A	10,186
35,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	5.500	10/01/2025	11/02/2009	A	35,024
30,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	6.350	10/01/2028	11/02/2009	A	30,039
135,000	Iberville Parish, LA Pollution Control (Entergy Gulf States)[1]	5.700	01/01/2014	01/01/2014		134,987
550,000	Jefferson Parish, LA Home Mtg. Authority (Single Family Mtg.)[1]	5.875	12/01/2021	07/01/2012	A	565,142
3,000,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	07/31/2014	A	3,049,680
240,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	02/01/2012	A	243,691
10,000	LA HFA (Single Family Mtg.)[1]	5.900	12/01/2011	09/01/2010	A	10,328
F24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Louisiana Continued
$15,000	LA HFA (Single Family Mtg.)[1]	5.900%	12/01/2011	06/01/2010	A	$15,495
1,050,000	LA HFA (Single Family Mtg.)[1]	6.375	06/01/2033	06/01/2012	A	1,105,115
300,000	LA HFA (Single Family Mtg.)[1]	7.450	12/01/2031	09/01/2010	A	308,391
20,000	LA HFA (St. Dominic Assisted Care)[1]	6.300	09/01/2015	11/02/2009	A	20,032
2,070,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	05/22/2018	B	1,746,066
7,000,000	LA Public Facilities Authority (Centenary College)[1]	5.625	02/01/2019	01/09/2015	B	6,433,070
6,000,000	LA Public Facilities Authority (Louisiana Water Company)[1]	5.450	02/01/2013	02/01/2010	A	6,043,140
245,000	LA Public Facilities Authority (Touro Infirmary)[1]	5.625	08/15/2029	07/18/2026	B	188,540
7,500,000	LA State Citizens Property Insurance[1]	6.125	06/01/2024	06/01/2013	A	8,040,825
9,195,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875	05/15/2039	09/27/2016	B	8,949,126
52,510,000	LA Tobacco Settlement Financing Corp. (TASC), Series B1	5.500	05/15/2030	05/15/2011	A	53,203,132
2,000,000	Morehouse Parish, LA Pollution Control (International Paper Company)[1]	5.250	11/15/2013	11/15/2013		2,061,100
25,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.250	07/15/2011	07/15/2011		24,939
230,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600	07/15/2025	10/02/2022	B	196,942
20,000	New Orleans, LA Finance Authority (Single Family Mtg.)[1]	5.350	12/01/2028	08/20/2010	B	19,856
5,000	New Orleans, LA Home Mtg. Authority (Single Family Mtg.)[1]	6.000	12/01/2021	12/01/2009	A	5,125
30,000	New Orleans, LA Sewage Service[1]	5.400	06/01/2017	06/01/2017		28,726
15,000	Orleans Parish, LA Parishwide School District[1]	5.000	09/01/2014	11/02/2009	A	15,007
70,000	Orleans Parish, LA Parishwide School District[1]	5.000	09/01/2015	11/02/2009	A	70,023
15,000	Orleans Parish, LA Parishwide School District[1]	5.125	09/01/2021	09/13/2020	B	14,770
55,000	Orleans Parish, LA Parishwide School District[1]	5.125	09/01/2022	10/10/2020	B	53,404
50,000	Orleans Parish, LA Parishwide School District[1]	5.300	09/01/2014	11/02/2009	A	50,037
170,000	Orleans Parish, LA Parishwide School District[1]	5.375	09/01/2017	11/02/2009	A	170,065
15,000	Orleans Parish, LA School Board[1]	5.300	09/01/2012	11/02/2009	A	15,009
110,000	Orleans Parish, LA School Board[1]	5.300	09/01/2013	11/02/2009	A	110,047
150,000	Orleans Parish, LA School Board, Series B1	5.200	02/01/2014	11/02/2009	A	150,003
F25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Louisiana Continued
$1,000,000	Orleans, LA Levee District[1]	5.950%	11/01/2014	10/13/2009	A	$1,003,250
340,000	Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)[1]	6.100	08/01/2019	12/26/2015	B	240,989
5,000	Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)[1]	6.125	08/01/2010	02/05/2010	B	4,855
35,000	Slidell, LA Utilities[1]	5.550	04/01/2016	11/02/2009	A	35,071
30,000	St. John Baptist Parish, LA (USX Corp.)[1]	5.350	12/01/2013	12/01/2009	A	30,002
25,000	Tangipahoa Parish, LA School Board Sales & Use Tax[1]	5.350	03/15/2010	11/02/2009	A	25,082
100,000	West Feliciana Parish, LA Pollution Control (Entergy Gulf States)[1]	5.800	12/01/2015	12/01/2009	A	100,118
95,000	West Feliciana Parish, LA Pollution Control (Entergy Gulf States)[1]	5.800	04/01/2016	04/01/2010	A	95,233

						102,983,624
Maine—0.4%
1,800,000	Jay, ME Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	09/01/2011	A	1,821,240
345,000	Jay, ME Solid Waste Disposal (International Paper Company)[1]	5.125	06/01/2018	06/01/2018		339,294
5,025,000	Jay, ME Solid Waste Disposal (International Paper Company)[1]	6.200	09/01/2019	09/01/2011	A	5,096,204
2,000,000	ME Finance Authority Solid Waste Recycling Facilities (Great Northern Paper)[5,6]	7.750	10/01/2022	10/01/2022		200,000
5,000	ME H&HEFA, Series A1	5.875	07/01/2025	11/02/2009	A	5,012
15,000	ME H&HEFA, Series A1	6.000	07/01/2024	11/02/2009	A	15,054
30,000	ME Hsg. Authority[1]	5.375	11/01/2012	11/02/2009	A	30,075
40,000	ME Hsg. Authority, Series C1	5.450	11/15/2023	11/02/2009	A	40,032
50,000	ME Municipal Bond Bank[1]	5.300	11/01/2018	11/02/2009	A	50,170
15,000	ME Municipal Bond Bank, Series B1	5.850	11/01/2020	11/02/2009	A	15,065
25,000	Winslow, ME (Crowe Rope Industries)[1]	6.000	03/01/2012	11/02/2009	A	25,072

						7,637,218
Maryland—0.3%
65,000	Baltimore, MD Port Facilities (E.I. DuPont de Nemours)[1]	6.500	10/01/2011	10/19/2009	A	65,012
655,000	Baltimore, MD Port Facilities (E.I. DuPont de Nemours)[1]	6.500	10/01/2011	10/19/2009	A	655,164
430,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125	04/01/2021	04/01/2011	A	432,688
90,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.150	03/01/2018	03/01/2010	A	90,660
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350	07/01/2041	01/01/2011	B	5,007
F26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Maryland Continued
$25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.375%		09/01/2024	03/01/2011	A	$25,215
245,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.650		07/01/2039	11/02/2009	A	245,096
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.850		07/01/2014	07/01/2010	A	5,021
2,600,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.000		07/01/2039	10/19/2009	A	2,602,158
500,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.250		07/01/2031	01/01/2010	A	501,475
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500		07/01/2026	11/02/2009	A	65,115
50,000	MD H&HEFA (Medlantic/Helix Parent)[1]	5.250		08/15/2013	01/01/2010	A	50,385
55,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)[1]	5.500		08/15/2020	11/02/2009	A	55,043
10,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B1	6.400		07/01/2028	10/27/2009	A	10,014
1,350,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750		07/01/2029	09/01/2013	A	1,378,661
80,000	Prince Georges County, MD Hsg. Authority (Langley Gardens Apartments)[1]	5.750		08/20/2029	08/20/2010	A	80,358
10,000	Prince Georges County, MD Hsg. Authority (Single Family)[1]	6.150		08/01/2019	12/01/2009	A	10,128

							6,277,200
Massachusetts—3.4%
35,000	MA Devel. Finance Agency (Curry College)[1]	6.000		03/01/2031	03/01/2011	A	35,220
2,800,000	MA Devel. Finance Agency (Springfield Res Rec)[1]	5.625		06/01/2019	12/01/2009	A	2,859,276
3,850,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200		02/20/2046	02/20/2020	A	4,224,605
9,430,000	MA Educational Financing Authority[1]	5.300		01/01/2016	07/01/2010	A	9,520,811
1,455,000	MA Educational Financing Authority, Series A1	5.920		12/01/2014	12/01/2010	A	1,475,181
940,000	MA Educational Financing Authority, Series A1	6.000		12/01/2016	12/01/2009	A	952,389
1,150,000	MA Educational Financing Authority, Series A1	6.050		12/01/2017	12/01/2009	A	1,164,812
15,000	MA Educational Financing Authority, Series E1	5.750		07/01/2012	11/02/2009	A	15,036
10,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.625		07/01/2013	11/02/2009	A	10,013
70,000	MA H&EFA (Cape Cod Healthcare)[1]	5.450		11/15/2023	10/22/2019	B	67,458
50,000	MA H&EFA (Capital Asset Program)[1]	0.844	[8]	07/01/2030	10/14/2019	B	32,775
F27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Massachusetts Continued
$155,000	MA H&EFA (CC/SEMCB/CH/VRHS/ HFH Obligated Group)[1]	5.625%		07/01/2020	08/10/2018	B	$154,994
180,000	MA H&EFA (CC/SEMCB/CH/VRHS/ HFH Obligated Group)[1]	5.700		07/01/2015	11/02/2009	A	181,867
17,300,000	MA H&EFA (Hebrew College)[1]	0.700	[8]	07/01/2031	10/20/2024	B	11,765,730
1,350,000	MA H&EFA (Nichols College)[1]	6.000		10/01/2017	10/01/2009	B	1,356,804
180,000	MA H&EFA (Schepens Eye Research Institute)[1]	6.500		07/01/2028	07/01/2012	A	182,027
1,255,000	MA H&EFA (Valley Regional Health System)[1]	5.750		07/01/2018	01/23/2017	B	1,254,937
950,000	MA H&EFA (Valley Regional Health System)[1]	6.375		07/01/2014	11/02/2009	A	950,941
3,005,000	MA HFA (Rental Mtg.)[1]	5.600		01/01/2045	07/01/2012	A	3,028,289
15,000	MA HFA (Rental)[1]	6.050		07/01/2020	11/02/2009	A	15,004
4,300,000	MA HFA (Rental)[1]	6.150		07/01/2032	11/02/2009	A	4,301,720
30,000	MA HFA (Rental)[1]	6.250		07/01/2040	11/02/2009	A	30,013
130,000	MA HFA, Series A1	5.050		06/01/2010	12/01/2009	A	130,835
210,000	MA HFA, Series A1	5.150		12/01/2011	12/01/2009	A	211,260
35,000	MA HFA, Series A1	5.500		07/01/2040	02/24/2035	B	28,776
2,000,000	MA HFA, Series A1	6.000		07/01/2041	01/01/2011	A	2,010,540
4,200,000	MA HFA, Series H1	6.650		07/01/2041	01/12/2031	A	4,242,630
550,000	MA Industrial Finance Agency (Arbors at Taunton)[1]	5.300		06/20/2019	06/20/2011	A	558,525
265,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375		04/01/2020	11/02/2009	A	265,162
985,000	MA Industrial Finance Agency (Heights Crossing)[1]	6.150		02/01/2035	11/02/2009	A	985,473
910,000	MA Industrial Finance Agency (Massachusetts American Water Company)[5]	6.250		12/01/2010	11/02/2009	A	910,983
930,000	MA Industrial Finance Agency (Massachusetts American Water Company)[1]	6.750		12/01/2025	01/18/2024	B	929,879
2,130,000	MA Industrial Finance Agency (Massachusetts American Water Company)[1]	6.900		12/01/2029	07/01/2028	B	2,101,905
1,000,000	MA Port Authority (Delta Air Lines)	5.500		01/01/2019	01/01/2019		812,240
16,500,000	MA Port Authority (Delta Air Lines)	5.500		01/01/2022	01/01/2022		12,556,005
225,000	MA Port Authority (US Airways)[1]	5.750		09/01/2016	10/12/2014	B	210,233
435,000	MA Port Authority (US Airways)[1]	6.000		09/01/2021	10/13/2019	B	390,621
1,095,000	MA Turnpike Authority, Series A1	5.125		01/01/2023	11/02/2009	A	1,095,580
950,000	MA Turnpike Authority, Series A1	5.550		01/01/2017	11/02/2009	A	954,047

							71,974,596
Michigan—1.3%
500,000	Detroit, MI GO1	5.250		04/01/2014	04/01/2014		482,150
225,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375		05/01/2018	08/27/2014	B	109,098
3,070,000	Dickinson County, MI Healthcare System[1]	5.700		11/01/2018	11/01/2011	A	3,101,621
F28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Michigan Continued
$25,000	Farmington Hills, MI EDC (Botsford General Hospital)[1]	5.700%	02/15/2015	11/02/2009	A	$25,019
155,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2020	01/23/2019	B	138,829
10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)[1]	5.625	05/01/2015	11/01/2009	A	10,091
20,000	Kalamazoo, MI (Downtown Devel.)[1]	6.000	04/01/2013	10/01/2009	A	20,550
20,000	MI Higher Education Student Loan Authority[1]	5.400	06/01/2018	06/01/2010	A	20,103
250,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250	08/15/2028	07/25/2027	B	169,835
50,000	MI Hospital Finance Authority (Holland Community Hospital)[1]	5.625	01/01/2028	11/02/2009	A	50,016
460,000	MI Hospital Finance Authority (OUH/ OHP/OHS Obligated Group)[1]	6.000	04/01/2022	04/01/2013	A	473,276
20,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750	05/15/2016	11/15/2009	A	20,975
680,000	MI Hsg. Devel. Authority (Rental Hsg.)[1]	6.100	10/01/2033	11/02/2009	A	680,449
75,000	MI Hsg. Devel. Authority, Series A1	5.300	10/01/2037	04/01/2011	B	75,107
25,000	MI Municipal Bond Authority[1]	7.100	11/01/2014	11/02/2009	A	25,121
1,035,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	5.000	12/01/2013	01/05/2012	B	1,013,234
520,000	MI Strategic Fund Limited Obligation (Ford Motor Company), Series A	6.550	10/01/2022	10/01/2022		370,635
1,425,000	MI Strategic Fund Solid Waste (S.D. Warren & Company)[1]	7.375	01/15/2022	01/15/2022		1,172,761
12,980,000	MI Tobacco Settlement Finance Authority[1]	5.125	06/01/2022	07/12/2013	B	12,211,454
750,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600	06/01/2022	11/02/2009	A	751,238
4,680,000	Saginaw, MI Hospital Finance Authority (Covenant Medical Center)[1]	6.500	07/01/2030	07/01/2011	A	4,754,646
1,750,000	Wayne County, MI Building Authority[1]	5.250	06/01/2016	11/02/2009	A	1,756,195
55,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000	12/01/2019	12/01/2019		54,737
830,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2012	12/01/2010	A	839,578
20,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2014	12/01/2009	A	20,220
25,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2018	12/01/2010	A	25,162
10,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.375	12/01/2015	12/01/2010	A	10,109
25,000	Wexford County, MI Water Supply System[1]	5.850	11/01/2012	11/01/2009	A	25,829

						28,408,038
F29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Minnesota—3.2%
$60,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500%	03/01/2019	08/27/2012	A	$69,152
58,000,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500	04/01/2030	08/27/2012	A	65,339,320
45,000	Minneapolis, MN Multifamily Hsg. (Riverside Plaza)[1]	5.100	12/20/2018	11/02/2009	A	45,027
755,000	MN Agricultural & Economic Devel. Board[1]	7.250	08/01/2020	08/01/2010	A	758,073
205,000	MN HFA (Single Family Mtg.)[1]	5.600	07/01/2013	11/02/2009	A	205,513
100,000	Olmsted County, MN Health Care Facilities (Olmsted Medical Group)	5.550	07/01/2019	11/02/2009	A	100,013
885,000	St. Paul, MN Hsg. & Redevel. Authority (559 Capital Blvd./HSJH/BLMC/DRH/ HESJH Obligated Group)[1]	5.700	11/01/2015	06/30/2013	B	877,345

						67,394,443
Mississippi—0.4%
3,000,000	Adams County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	09/01/2011	A	3,035,400
285,000	Biloxi, MS Hsg. Authority (Beauvoir Apartments)[1]	6.250	09/01/2031	02/03/2027	B	185,831
65,000	Gulfport, MS Hospital Facility (Memorial Hospitalat Gulfport)[1]	6.125	07/01/2015	11/02/2009	A	65,111
300,000	Jackson County, MS Port Improvement[1]	5.250	05/01/2012	11/02/2009	A	300,507
290,000	Jackson County, MS Port Improvement[1]	5.250	05/01/2013	11/02/2009	A	290,409
100,000	MS Business Finance Corp. (Bomaine Corp.)[1]	5.750	05/01/2015	05/01/2015		96,572
35,000	MS Devel. Bank Special Obligation[1]	5.500	07/01/2031	07/01/2011	A	37,796
165,000	MS Devel. Bank Special Obligation[1]	5.500	07/01/2031	07/01/2011	A	166,465
10,000	MS Higher Education Assistance Corp. (Student Loan)[1]	6.800	09/01/2016	09/01/2016		8,873
2,750,000	MS Higher Education Assistance Corp., Series C1	6.750	09/01/2014	09/01/2014		2,539,818
395,000	MS Home Corp. (Single Family Mtg.)[1]	5.300	12/01/2023	04/01/2013	A	395,174
140,000	MS Home Corp. (Valley State Student Hsg.)	5.200	12/01/2023	01/08/2022	B	64,942
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/08/2027	B	48,989
20,000	MS Home Corp., Series A1	6.300	06/01/2031	06/01/2014	A	20,809
50,000	MS Small Business Enterprise[1]	5.700	12/01/2013	11/02/2009	A	50,113
20,000	Tupelo, MS GO1	5.900	08/01/2013	02/01/2010	A	20,331
1,075,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	09/01/2011	A	1,087,685

						8,414,825
F30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

Missouri—0.7%
$20,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.700%	03/01/2026	04/09/2024	B	$19,057
175,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.000	03/01/2014	09/06/2013	B	168,942
125,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.125	03/01/2015	03/01/2015		119,136
100,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.250	03/01/2016	03/01/2016		94,369
1,100,000	Branson, MO IDA (Branson Hills Redevel.)[1]	6.250	05/01/2013	05/05/2011	B	1,087,460
4,095,000	Hanley/Eager Road, MO Transportation Devel. District[1]	6.750	12/01/2028	11/02/2009	A	4,095,819
1,170,000	Kansas City, MO Special Facilities (MCI Overhaul Base)[1]	5.625	09/01/2017	09/01/2015	A	1,241,429
1,200,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	08/01/2013	B	1,132,920
150,000	Lake of the Ozarks, MO Community Bridge Corp.[1]	5.250	12/01/2026	03/24/2024	B	111,333
20,000	Lees Summit, MO Tax (Summitwoods Crossing)[1]	6.250	05/01/2017	06/25/2015	B	19,832
1,045,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	09/01/2012	B	893,276
10,000	MO Environmental Improvement & Energy Resources Authority[1]	5.100	01/01/2011	11/02/2009	A	10,025
35,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125	01/01/2019	11/02/2009	A	35,126
205,000	MO Environmental Improvement & Energy Resources Authority (Missouri-American Water Company)[1]	5.900	03/01/2030	11/02/2009	A	205,062
320,000	MO Environmental Improvement & Energy Resources Authority (St. Joseph Light & Power)[1]	5.850	02/01/2013	11/02/2009	A	320,582
25,000	MO Environmental Improvement & Energy Resources Authority (Tri County Water Authority)[1]	5.750	04/01/2019	11/02/2009	A	25,020
25,000	MO H&EFA (St. Lukes-Shawnee Mission Health System)[1]	5.375	11/15/2021	11/02/2009	A	25,012
30,000	MO HDC (Single Family Hsg.)[1]	6.100	09/01/2024	09/01/2010	A	30,908
560,000	MO HDC (Single Family Hsg.)[1]	6.450	09/01/2029	09/01/2010	A	584,707
430,000	MO HDC (Single Family Hsg.)[1]	6.950	09/01/2030	09/01/2010	A	436,153
10,000	MO HDC (Single Family Mtg.)[1]	6.200	09/01/2025	11/20/2009	A	10,430
15,000	MO HDC (Single Family- Homeownership Loan)[1]	5.550	09/01/2018	03/01/2011	A	15,392
20,000	MO HDC (Truman Farm Villas)[1]	5.750	10/01/2011	10/19/2009	A	20,036
F31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Missouri Continued
$20,000	MO Higher Education Student Loan Authority[1]	5.650%	02/15/2010	11/02/2009	A	$20,069
200,000	Raymore, MO Tax Increment[1]	5.000	03/01/2012	03/01/2012		194,194
300,000	Raymore, MO Tax Increment[1]	5.000	03/01/2013	03/01/2013		284,451
275,000	Raymore, MO Tax Increment[1]	5.125	03/01/2014	03/01/2014		257,703
230,000	Raymore, MO Tax Increment[1]	5.125	03/01/2015	03/01/2015		210,278
2,150,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	07/21/2015	B	1,857,923
35,000	Sikeston, MO Electric[1]	5.000	06/01/2022	01/21/2020	B	34,897
500,000	St. Joseph, MO IDA (Shoppes at North Village)[1]	5.100	11/01/2019	06/06/2018	B	469,675
675,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	02/03/2012	B	544,307
10,000	University City, MO IDA (Canterbury Gardens)[1]	5.900	12/20/2020	11/02/2009	A	10,006

						14,585,529
Montana—0.5%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	11/02/2009	A	215,269
20,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.450	06/01/2027	06/01/2010	A	20,064
1,115,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.600	12/01/2023	09/01/2010	A	1,130,855
5,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	06/01/2030	12/01/2009	A	5,099
3,195,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	12/01/2035	11/01/2010	A	3,278,485
2,530,000	MT Board of Hsg. (Single Family Mtg.)[1]	6.000	12/01/2029	06/01/2010	A	2,595,249
2,330,000	MT Higher Education Student Assistance Corp.[1]	6.400	12/01/2032	12/01/2032		2,281,839

						9,526,860
Multi States—1.1%
10,000,000	Centerline Equity Issuer Trust[1]	6.000	04/30/2015	04/30/2015		10,398,600
6,000,000	Munimae TE Bond Subsidiary[1]	5.125	11/29/2049	09/30/2015	D	4,617,840
8,000,000	Munimae TE Bond Subsidiary[1]	5.300	11/29/2049	09/30/2015	D	5,458,720
3,000,000	Munimae TE Bond Subsidiary[1]	5.500	11/29/2049	09/30/2015	B	1,898,640

						22,373,800
Nebraska—0.2%
35,000	Dawson County, NE Sanitation & Improvement District (IBP)[1]	5.550	02/01/2017	08/26/2015	B	32,491
125,000	NE Central Plains Gas Energy[1]	5.000	12/01/2013	12/01/2013		133,019
10,000	NE Investment Finance Authority (Kearney Plaza)[1]	7.500	12/01/2023	11/02/2009	A	10,023
5,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.000	12/01/2015	11/02/2009	A	5,005
30,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.200	06/01/2028	11/02/2009	A	30,029
F32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Nebraska Continued
$20,000	NE Investment Finance Authority (Single Family Hsg.)[1]	5.350%	09/01/2032	03/01/2012	A	$20,102
490,000	NE Student Loan (Nebhelp)[1]	6.000	06/01/2028	10/19/2009	A	490,172
3,805,000	NE Student Loan (Nebhelp)[1]	6.400	06/01/2013	12/01/2010	A	3,895,217
95,000	NE Student Loans (Nebhelp)[1]	5.875	06/01/2014	10/19/2009	A	95,170
105,000	Sarpy County, NE Sanitation & Improvement Districts No. 179 (Eagle Crest)[1]	5.700	10/01/2021	11/02/2009	A	105,079

						4,816,307
Nevada—0.5%
400,000	Clark County, NV Industrial Devel. (Southwest Gas Corp.)[1]	5.450	03/01/2038	03/01/2013	D	413,824
5,200,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	5.625	01/01/2032	01/26/2031	B	1,055,028
2,500,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	5.625	01/01/2034	07/15/2033	B	507,200
7,055,000	Las Vegas, NV Paiute Tribe, Series A1	6.125	11/01/2012	05/30/2010	B	6,814,001
200,000	Las Vegas, NV Paiute Tribe, Series A1	6.625	11/01/2017	11/13/2015	B	177,054
100,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.375	06/01/2014	06/01/2014		92,524
250,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.500	06/01/2015	06/01/2015		226,685
110,000	NV Hsg. Division (Campaige Place)[5]	5.450	10/01/2018	11/02/2009	A	110,078
45,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.550	10/01/2028	11/02/2009	A	45,009
290,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.900	10/01/2016	04/01/2010	A	292,445
5,000	NV Hsg. Division (Single Family Mtg.)[1]	5.300	04/01/2028	04/01/2010	B	4,936
15,000	NV Hsg. Division (Single Family Mtg.)[1]	5.650	04/01/2022	10/01/2010	A	15,218
5,000	NV Hsg. Division (Single Family Mtg.), Series B1	5.650	10/01/2021	10/01/2010	A	5,046
15,000	Washoe, NV HFC (Washoe Mills Apartments)[1]	6.125	07/01/2022	11/02/2009	A	15,020
1,510,000	West Wendover, NV (Recreation District)[1]	5.400	12/01/2017	12/01/2009	A	1,511,299

						11,285,367
New Hampshire—3.7%
15,000	Manchester, NH Hsg. & Redevel. Authority, Series A1	6.000	01/01/2011	01/01/2010	A	15,221
1,500,000	Manchester, NH Hsg. & Redevel. Authority, Series A1	6.050	01/01/2012	01/01/2010	A	1,521,630
4,235,000	Manchester, NH Hsg. & Redevel. Authority, Series A1	6.750	01/01/2014	01/01/2011	A	4,296,831
335,000	NH Business Finance Authority (Pennichuck Water Works)[1]	6.300	05/01/2022	11/02/2009	A	335,436
F33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New Hampshire Continued
$525,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000%	05/01/2021	05/01/2012	A	$533,316
10,000,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	10,158,400
26,100,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	26,513,424
4,600,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	4,672,864
5,000,000	NH Business Finance Authority (United Illuminating Company)[1]	6.875	12/01/2029	02/01/2012	D	5,382,050
7,000,000	NH Business Finance Authority (United Illuminating Company)[1]	7.125	07/01/2027	02/01/2012	D	7,544,390
10,000,000	NH HE&HFA (Concord Hospital)[1]	6.000	10/01/2026	11/02/2009	A	10,003,900
130,000	NH HE&HFA (Dartmouth College)[1]	5.550	06/01/2023	06/01/2010	A	130,732
125,000	NH HE&HFA (Franklin Pierce College)[1]	5.250	10/01/2018	11/08/2016	B	96,753
150,000	NH HE&HFA (New Hampton School)[1]	5.250	10/01/2018	09/03/2014	B	144,684
5,000	NH HFA[5]	6.125	01/01/2018	11/02/2009	A	5,007
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	01/01/2010	A	60,126
190,000	NH HFA (Single Family Mtg.)[1]	5.200	01/01/2024	06/05/2015	B	189,700
10,000	NH HFA (Single Family Mtg.)[1]	5.450	07/01/2021	01/01/2012	A	10,179
945,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	07/23/2012	A	966,177
70,000	NH HFA (Single Family Mtg.)[5]	5.850	07/01/2017	11/02/2009	A	70,114
4,255,000	NH HFA (Single Family Mtg.)[1]	5.850	07/01/2021	03/01/2010	A	4,362,992
10,000	NH HFA (Single Family Mtg.)[1]	6.150	07/01/2011	11/02/2009	A	10,020
50,000	NH HFA (Single Family Mtg.)[1]	6.150	07/01/2029	12/01/2011	A	50,888
740,000	NH HFA (Single Family Mtg.)[1]	6.300	07/01/2031	01/01/2012	A	770,717
1,000,000	NH IDA (Connecticut Light & Power Company)[1]	5.900	11/01/2016	11/02/2009	A	1,001,320
35,000	NH IDA (Connecticut Light & Power Company)[1]	5.900	08/01/2018	10/01/2012	A	35,548

						78,882,419
New Jersey—2.7%
3,550,000	NJ EDA (Continental Airlines)[1]	6.625	09/15/2012	09/15/2012		3,523,198
320,000	NJ EDA (Hackensack Water Company)[1]	5.800	03/01/2024	11/02/2009	A	320,822
1,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000	06/01/2025	06/01/2013	A	1,812,073
5,870,000	NJ EDA (Trigen-Trenton District Energy Company)[1]	6.200	12/01/2010	11/02/2009	A	5,876,868
4,670,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.200	07/01/2013	11/02/2009	A	4,677,239
5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	11/02/2009	A	5,003,100
F34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New Jersey Continued
$1,195,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.125%	07/01/2011	11/02/2009	A	$1,197,737
1,245,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.125	07/01/2012	11/02/2009	A	1,247,577
1,345,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.200	07/01/2013	11/02/2009	A	1,347,636
1,430,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.200	07/01/2014	11/02/2009	A	1,432,560
545,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250	07/01/2014	03/02/2012	B	540,188
10,000,000	NJ Health Care Facilities Financing Authority (Virtual Health)[1]	6.000	07/01/2029	01/01/2014	A	10,733,900
2,560,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.000	06/01/2015	06/01/2010	A	2,626,560
1,150,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.100	06/01/2016	06/01/2010	A	1,178,589
1,375,000	NJ Hsg. & Mtg. Finance Agency, Series U1	5.750	04/01/2018	11/02/2009	A	1,376,183
4,950,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	09/08/2012	B	4,669,187
8,695,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375	06/01/2013	12/01/2009	A	8,746,648

						56,310,065
New Mexico—1.2%
3,500,000	Bernalillo County, NM Multifamily Hsg. (Mountain View)[1]	7.500	09/20/2033	10/15/2009	A	3,649,205
30,000	Farmington, NM Hospital (San Juan Medical Center/ Interface, Inc. Obligated Group)[1]	5.000	06/01/2016	11/02/2009	A	30,010
3,045,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	5.700	12/01/2016	11/02/2009	A	3,045,974
5,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.300	12/01/2016	11/02/2009	A	5,003
25,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.300	12/01/2016	11/02/2009	A	25,016
4,235,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.375	04/01/2022	11/02/2009	A	4,237,033
12,050,000	Farmington, NM Pollution Control (Tucson Electric Power Company)[1]	6.950	10/01/2020	11/02/2009	A	12,061,930
15,000	NM Mtg. Finance Authority (Bluffs at Tierra Contenta)[5]	5.200	01/01/2019	10/19/2009	A	15,007
15,000	NM Mtg. Finance Authority (Rio Volcan Apartments)[1]	5.650	07/01/2018	12/01/2009	A	15,012
25,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.000	09/01/2022	03/01/2012	B	24,711
10,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.350	07/01/2023	07/01/2010	B	10,020
F35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

New Mexico Continued
$5,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.875%	09/01/2021	03/01/2010	A	$5,136
495,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	6.150	03/01/2032	01/01/2010	A	496,564
345,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	6.200	09/01/2032	03/01/2013	A	351,862
565,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	6.450	03/01/2033	09/01/2011	A	582,894
225,000	NM Regional Hsg. Authority (Washington Place Apartments)[1]	5.500	08/15/2020	10/30/2017	B	149,947
15,000	Santa Fe, NM Single Family Mtg. (FNMA & GNMA Mtg. Backed Securities), Series A1	6.300	11/01/2028	11/02/2009	A	15,019
125,000	Villa Hermosa, NM Affordable Hsg. Corp. (Villa Hermosa Apartments)	5.900	05/20/2027	12/14/2022	B	105,813

						24,826,156
New York—0.0%
500,000	NYC IDA (JFK International Airport)[1]	8.000	08/01/2012	08/01/2012		507,090
North Carolina—0.5%
2,000,000	Charlotte, NC Douglas International Airport, Series B1	6.000	07/01/2028	07/01/2011	A	2,021,540
115,000	NC Eastern Municipal Power Agency[1]	5.750	01/01/2026	01/01/2011	A	116,849
75,000	NC Eastern Municipal Power Agency, Series B1	5.500	01/01/2021	11/02/2009	A	75,270
30,000	NC Eastern Municipal Power Agency, Series B1	6.250	01/01/2023	11/02/2009	A	30,050
3,095,000	NC HFA[1]	5.750	03/01/2017	09/01/2010	A	3,196,887
1,835,000	NC HFA[1]	6.000	07/01/2016	11/02/2009	A	1,837,459
15,000	NC HFA (Single Family)[1]	5.350	09/01/2028	03/01/2010	A	15,020
95,000	NC HFA (Single Family)[1]	5.600	09/01/2019	09/01/2010	A	97,644
1,730,000	NC HFA (Single Family)[1]	6.250	09/01/2027	09/01/2010	A	1,778,423
1,330,000	NC HFA (Single Family)[1]	6.250	03/01/2028	09/01/2010	A	1,380,181
1,000,000	Piedmont Triad, NC Airport Authority[1]	6.000	07/01/2021	01/01/2010	A	1,011,200

						11,560,523
North Dakota—0.6%
60,000	Fargo, ND Health System (Meritcare Hospital/Meritcare Med Group Obligated Group)[1]	5.375	06/01/2027	12/01/2009	A	60,014
3,370,000	Grand Forks, ND Health Care Facilities (United Health Resources)[1]	6.125	12/01/2014	11/02/2009	A	3,374,819
570,000	Grand Forks, ND Health Care Facilities (United Hospital/United Health Resources Obligated Group)[1]	6.100	12/01/2009	11/02/2009	A	571,402
F36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

North Dakota Continued
$7,510,000	Grand Forks, ND Health Care System (Altru Health System)[1]	5.600%		08/15/2017	11/02/2009	A	$7,514,882
100,000	ND Board of Higher Education Student Services Facilities[1]	5.500		08/01/2023	09/09/2021	B	97,256
60,000	ND HFA (Home Mtg.)[1]	5.150		07/01/2014	07/01/2010	A	60,534
80,000	ND HFA, Series B1	5.300		07/01/2024	07/01/2012	A	80,553
25,000	ND HFA, Series C1	5.650		07/01/2013	07/01/2010	A	25,759
50,000	Oliver County, ND Solid Waste (Square Butte Electric Cooperative)[1]	5.450		01/01/2024	01/01/2011	A	50,266
45,000	Williston, ND Health Facilities (Catholic Health Corp.)[1]	5.500		11/15/2014	11/02/2009	A	45,168

							11,880,653
Ohio—8.1%
100,000	Adams County, OH Valley Local School District[1]	5.250		12/01/2021	11/02/2009	A	100,132
70,000	Akron, OH Economic Devel.[1]	5.000		12/01/2018	12/01/2009	A	70,406
5,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	0.000	[4]	06/01/2037	01/06/2023	B	3,556,250
141,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	10/02/2013	B	134,198,387
8,290,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	10/02/2013	B	8,064,015
70,000	Centerville, OH GO1	5.625		12/01/2026	11/02/2009	A	70,347
1,305,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250		11/15/2015	05/15/2012	B	1,243,156
2,005,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.375		05/15/2018	05/15/2014	B	1,884,139
505,000	Cleveland-Cuyahoga County, OH Port Authority (Universal Heat Treating)[1]	6.500		11/15/2014	05/15/2010	A	510,025
50,000	Columbus, OH Sewer Improvement Bonds[1]	6.000		09/15/2010	09/15/2010		51,289
5,000	Cuyahoga County, OH Hospital (University Hospitals of Cleveland)[1]	9.000		06/01/2011	12/01/2009	A	5,442
1,350,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/ Canton Obligated Group)[1]	7.500		01/01/2030	07/01/2012	A	1,377,122
175,000	Cuyahoga County, OH Utility System (The Medical Center Company)[1]	5.850		08/15/2010	11/02/2009	A	175,592
2,785,000	Dublin, OH Industrial Devel. (Dublin Health Care Corp.)[1]	7.500		12/01/2016	06/01/2014	B	2,767,872
100,000	Franklin County, OH Mtg. (Gateway Apartment Homes)[1]	5.800		12/20/2028	12/20/2013	A	104,370
20,000	Franklin County, OH Mtg. (Villas at St. Therese)[1]	5.500		07/01/2021	01/24/2020	B	17,592
F37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Ohio Continued
$1,790,000	Grove City, OH Tax Increment Financing[1]	5.125%	12/01/2016	06/12/2013	B	$1,620,487
25,000	Lake County, OH Sewer District Improvements[1]	5.850	12/01/2016	12/01/2016		25,069
650,000	Lucas County, OH GO1	6.500	12/01/2016	11/02/2009	A	653,159
200,000	Lucas County, OH Hospital (Toledo Hospital/Flower Hospital Obligated Group)[5]	5.750	11/15/2011	11/02/2009	A	200,550
15,000	Muskingum County, OH Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/ Carelife/BCC Obligated Group)[1]	5.400	12/01/2016	11/02/2009	A	15,009
20,000	Muskingum County, OH Hospital Facilities (FSCCHM)[1]	5.375	02/15/2012	11/02/2009	A	20,028
35,000	OH Air Quality Devel. Authority (FirstEnergy Solutions Corp.)[1]	7.250	11/01/2032	11/01/2012	D	37,806
45,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300	06/01/2028	11/02/2009	A	45,043
460,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450	06/01/2022	06/01/2014	A	473,487
5,000	OH Economic Devel. (Enterprise Bond Fund)[5]	6.500	12/01/2009	11/02/2009	A	5,016
240,000	OH Environmental Facilities (Ford Motor Company)	5.950	09/01/2029	09/01/2029		158,645
45,000	OH HFA[1]	5.250	09/01/2030	11/01/2011	B	44,280
745,000	OH HFA, Series D1	5.450	09/01/2031	08/01/2010	A	750,290
30,000	OH Water Devel. Authority[1]	9.375	12/01/2010	12/01/2009	A	31,086
60,000	Pike County, OH Hospital Facilities (Pike Health Services)[1]	6.750	07/01/2017	11/02/2009	A	60,022
10,000	Pleasant, OH Local School District[1]	5.100	12/01/2018	11/02/2009	A	10,016
1,900,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.300	02/15/2024	12/19/2017	B	1,573,067
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.400	02/15/2034	02/27/2030	B	1,511,738
215,000	Scioto County, OH Marine Terminal Facility (Norfolk & Western Railway Company)[1]	5.300	08/15/2013	10/27/2009	A	215,316
35,000	Toledo, OH Multifamily Hsg. (Commodore Perry)[1]	5.450	12/01/2028	12/01/2010	A	35,147
40,000	Toledo, OH Multifamily Hsg. (Hillcrest Apartments)[1]	5.250	12/01/2018	12/01/2010	A	40,280
6,090,000	Toledo-Lucas County, OH Port Authority (Bax Global)[1]	6.250	11/01/2013	08/25/2011	B	5,770,640
750,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600	11/15/2015	11/15/2012	B	732,128
630,000	Toledo-Lucas County, OH Port Authority (Woodsage Properties)[1]	5.400	05/15/2014	05/15/2014		613,173
F38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Ohio Continued
$880,000	Tuscarawas County, OH (Union Hospital Assoc.)[1]	6.375%	10/01/2011	11/02/2009	A	$881,778
1,380,000	Tuscarawas County, OH (Union Hospital Assoc.)[1]	6.500	10/01/2021	11/02/2009	A	1,381,228
90,000	Wadsworth, OH Hsg. Devel. Corp. (Medina Hsg.)[1]	6.200	03/01/2020	05/21/2017	B	70,765
50,000	Wood County, OH Industrial Devel. (Schutz Container System)[1]	7.125	06/01/2013	06/01/2010	D	50,480

						171,221,869
Oklahoma—0.3%
450,000	Ardmore, OK Devel. Authority Tax[1]	5.000	11/01/2010	05/06/2010	A	450,968
85,000	Cherokee County, OK EDA (NSU Student Hsg.)[1]	5.250	12/01/2034	06/03/2030	B	61,616
65,000	Edmond, OK EDA Student Hsg. (Collegiate Hsg. Foundation)[1]	5.375	12/01/2019	04/10/2016	B	64,070
95,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.300	09/01/2026	11/02/2009	A	95,576
10,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.400	09/01/2022	07/21/2010	A	10,342
80,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.500	09/01/2028	03/01/2012	A	82,149
25,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.750	03/01/2029	11/02/2009	A	25,255
65,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.850	09/01/2020	03/01/2011	A	67,297
15,000	OK HFA (Single Family Homeownership Loan Program)[1]	6.200	09/01/2028	03/01/2011	A	15,241
30,000	OK HFA (Single Family Mtg.)[1]	5.250	03/01/2022	03/01/2012	A	30,003
15,000	OK HFA (Single Family Mtg.)[1]	5.350	09/01/2020	09/01/2010	A	15,104
10,000	OK HFA (Single Family Mtg.)[1]	5.350	09/01/2025	03/01/2013	A	10,039
40,000	OK HFA (Single Family Mtg.)[1]	5.400	09/01/2029	11/11/2009	A	40,924
2,620,000	Oklahoma City, OK Airport Trust[1]	5.750	02/01/2018	11/02/2009	A	2,623,406
1,930,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	02/01/2017	A	2,055,740
580,000	Tulsa, OK Airport Authority (Tulsa International Airport)[1]	6.125	06/01/2026	06/01/2010	A	583,921
10,000	Tulsa, OK Municipal Airport Trust (American Airlines)[1]	6.250	06/01/2020	06/01/2020		8,870

						6,240,521
Oregon—0.2%
20,000	Klamath Falls, OR Airport[1]	5.500	07/01/2016	11/02/2009	A	20,072
25,000	Newberg, OR Public Safety[1]	5.250	12/01/2012	11/02/2009	A	25,090
F39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Oregon Continued
$75,000	Northern Wasco County, OR People’s Utility District (Bonneville Power Administration)[1]	5.200%	12/01/2024	11/02/2009	A	$75,233
15,000	OR Bond Bank (Economic Devel. Dept.)[1]	5.500	01/01/2013	11/02/2009	A	15,051
45,000	OR Bond Bank (Economic Devel. Dept.)[1]	6.000	01/01/2015	11/02/2009	A	45,202
25,000	OR GO1	5.375	08/01/2028	11/02/2009	A	25,006
40,000	OR GO (Elderly & Disabled Hsg.)[1]	5.450	08/01/2012	11/02/2009	A	40,109
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.450	08/01/2013	11/02/2009	A	35,087
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.550	08/01/2016	11/02/2009	A	20,019
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	11/02/2009	A	25,020
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700	08/01/2016	11/02/2009	A	25,028
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	11/02/2009	A	15,018
60,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	11/02/2009	A	60,062
225,000	OR GO (Veterans Welfare)[1]	6.000	04/01/2032	04/01/2010	A	226,292
20,000	OR Health & Science University[1]	5.250	07/01/2015	11/02/2009	A	20,029
50,000	OR Hsg. & Community Services Dept. (Multifamily)[1]	5.700	07/01/2029	11/02/2009	A	50,024
20,000	OR Hsg. & Community Services Dept. (Multifamily)[1]	6.000	07/01/2031	11/02/2009	A	20,014
10,000	OR Hsg. & Community Services Dept. (Multifamily), Series A1	5.100	07/01/2021	07/01/2011	A	10,096
210,000	OR Hsg. & Community Services Dept. (Multifamily), Series A1	5.950	07/01/2030	07/01/2010	A	211,390
50,000	OR Hsg. & Community Services Dept. (Multifamily), Series A1	6.050	07/01/2042	07/01/2010	A	50,265
5,000	OR Hsg. & Community Services Dept. (Single Family Mtg.)[1]	6.800	07/01/2027	11/02/2009	A	5,008
55,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A1	5.800	07/01/2016	01/01/2010	A	56,866
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A5	6.000	07/01/2011	10/19/2009	A	20,039
5,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A1	6.200	07/01/2027	11/02/2009	A	5,005
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series B1	5.450	07/01/2029	07/02/2011	B	19,969
10,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series B1	6.200	07/01/2027	10/19/2009	A	10,009
15,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series C1	6.400	07/01/2026	11/02/2009	A	15,017
1,095,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series D1	6.375	07/01/2027	01/01/2010	A	1,106,443
15,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series E1	6.000	07/01/2027	11/02/2009	A	15,153
30,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F1	5.250	07/01/2022	12/15/2009	A	31,161
F40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Oregon Continued
$165,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F1	5.650%	07/01/2028	11/02/2009	A	$165,772
50,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series H1	5.650	07/01/2028	10/19/2009	A	50,023
35,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series H1	6.000	07/01/2027	10/19/2009	A	35,027
5,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series M5	5.700	07/01/2011	11/02/2009	A	5,009
100,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series M1	6.200	07/01/2028	11/02/2009	A	100,088
120,000	OR Hsg. & Community Services Dept., Series B1	5.900	07/01/2019	11/02/2009	A	120,115
25,000	Port of Portland, OR Airport (Portland International Airport)[1]	5.500	07/01/2018	07/01/2010	A	25,216
60,000	Port Umatilla, OR Water[1]	6.450	08/01/2014	02/01/2010	A	60,587
1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2016	03/24/2015	B	960,980

						3,821,594
Pennsylvania—2.9%
1,895,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport)[1]	6.000	01/01/2014	01/01/2011	A	1,921,890
3,530,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100	07/01/2014	07/01/2014		3,386,470
7,065,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000	11/01/2017	11/01/2010	A	7,179,241
8,000,000	Beaver County, PA IDA (First Energy General Corp.)[1]	7.125	06/01/2028	06/01/2011	D	8,388,640
1,700,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	03/15/2017		1,623,398
4,000,000	Carbon County, PA IDA (Panther Creek Partners)[1]	6.650	05/01/2010	11/01/2009	A	4,001,880
7,890,000	Chester County, PA H&EFA (Chester County Hospital)[1]	5.875	07/01/2016	11/02/2009	A	7,900,336
1,000,000	Clarion County, PA Hospital Authority (Clarion Hospital)[1]	5.750	07/01/2012	01/01/2010	A	1,028,960
12,300,000	PA EDFA (National Gypsum Company)[1]	6.125	11/01/2027	11/01/2027		7,858,716
8,120,000	PA EDFA (National Gypsum Company)[1]	6.250	11/01/2027	11/01/2027		5,268,581
2,000,000	PA EDFA (Northampton Generating)	6.500	01/01/2013	12/24/2010	B	1,415,320
1,500,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	09/01/2012	A	1,539,900
10,000,000	PA HEFA (MCP/HUHS/ AUS Obligated Group)[1]	5.875	11/15/2016	07/17/2014	B	9,696,900
20,000	PA St. Mary Hospital Authority (Franciscan Health)[1]	7.000	06/15/2015	11/02/2009	A	20,046
F41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Pennsylvania Continued
$455,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	4.750%		04/01/2034	07/02/2024	B	$447,579
25,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.000		07/01/2015	07/01/2010	A	25,153
65,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.600		04/01/2020	11/02/2009	A	65,047

							61,768,057
Rhode Island—2.8%
3,110,000	Central Falls, RI Detention Facility[1]	6.750		01/15/2013	05/17/2011	B	2,942,433
25,000	Providence, RI Public Building Authority, Series B1	5.500		12/15/2014	11/02/2009	A	25,093
290,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800		09/01/2022	11/02/2009	A	290,197
80,000	RI Health & Educational Building Corp. (Johnson & Wales University)[1]	6.100		04/01/2026	11/02/2009	A	80,077
50,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250		05/15/2026	11/02/2009	A	50,004
1,635,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750		05/15/2023	11/02/2009	A	1,636,112
25,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.200		04/01/2019	11/02/2009	A	25,007
25,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.400		10/01/2026	02/22/2018	B	24,882
145,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	11/02/2009	A	145,203
25,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)[1]	5.375		04/01/2024	10/01/2012	A	25,279
20,000	RI Student Loan Authority[1]	5.250		12/01/2011	12/01/2009	A	20,074
18,835,000	RI Student Loan Authority[3]	6.000		12/01/2023	12/01/2010	A	19,051,283
115,000	RI Student Loan Authority[1]	6.450		12/01/2015	12/01/2009	A	115,467
1,370,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	06/20/2026	B	1,358,533
350,000,000	RI Tobacco Settlement Financing Corp. (TASC)	6.950	[2]	06/01/2052	06/01/2052		8,554,000
2,495,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000		06/01/2023	11/24/2010	A	2,539,586
24,345,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	09/25/2018	B	22,561,972

							59,445,202
South Carolina—1.1%
1,310,000	Allendale County, SC School District Energy Savings Special Obligation[1]	7.000		12/01/2013	12/01/2013		1,353,649
215,000	Charleston County, SC Hospital Facilities (Medical Society Health)[1]	5.000		10/01/2022	11/02/2009	A	218,505
F42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

South Carolina Continued
$530,000	Charleston County, SC Hospital Facilities (Medical Society Health)[1]	5.500%		10/01/2019	11/02/2009	A	$540,218
20,000	Charleston County, SC Hospital Facilities (Medical Society Health)[1]	6.000		10/01/2009	10/01/2009		20,003
110,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	5.700		10/01/2021	10/01/2021		109,716
320,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125		10/01/2017	01/25/2014	B	314,749
20,000	Horry County, SC Airport[1]	5.700		07/01/2027	11/02/2009	A	20,013
840,000	Orangeburg County, SC Solid Waste (South Carolina Electric & Gas Company)[1]	5.700		11/01/2024	11/02/2009	A	840,412
110,000	Piedmont, SC Municipal Power Agency[1]	5.250		01/01/2021	01/01/2011	A	111,201
1,190,000	Richland County, SC Educational Facilities (Benedict College)[1]	6.250		07/01/2014	01/26/2013	B	1,047,474
2,335,000	Richland County, SC Environmental Improvement (International Paper Company)[1]	6.100		04/01/2023	04/01/2013	A	2,386,487
1,630,000	SC Connector 2000 Assoc. Toll Road, Series B5	4.673	[2]	01/01/2011	01/01/2011		717,200
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604	[2]	01/01/2021	01/01/2021		263,512
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702	[2]	01/01/2026	01/01/2026		68,918
725,000	SC Educational Facilities Authority (Benedict College)[1]	5.750		07/01/2017	03/02/2015	B	558,736
25,000	SC GO1	5.250		06/01/2010	11/02/2009	A	25,103
20,000	SC Hsg. Finance & Devel. Authority[1]	5.950		07/01/2029	11/02/2009	A	20,013
90,000	SC Hsg. Finance & Devel. Authority, Series A1	5.400		07/01/2021	01/01/2011	A	90,838
10,000	SC Hsg. Finance & Devel. Authority, Series A-2[1]	5.300		07/01/2019	11/02/2009	A	10,006
10,000	SC Ports Authority[1]	5.000		07/01/2017	01/01/2010	A	10,059
25,000	SC Ports Authority[1]	5.000		07/01/2018	07/01/2010	A	25,143
160,000	SC Ports Authority[1]	5.300		07/01/2026	07/01/2010	A	160,901
14,510,000	SC Tobacco Settlement Management Authority[1]	5.000		06/01/2018	11/02/2009	A	14,515,224
80,000	SC Western Carolina Regional Sewer Authority[1]	5.500		03/01/2010	03/01/2010		81,550

							23,509,630
South Dakota—1.3%
15,930,000	SD Education Loans[1]	5.600		06/01/2020	06/01/2020		11,611,218
10,460,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500		06/01/2032	06/01/2012	A	10,584,369
F43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

South Dakota Continued
$45,000	SD H&EFA (Prairie Lakes Health Care System)[1]	5.650%		04/01/2022	04/01/2010	A	$45,126
4,125,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.375		05/01/2018	11/01/2009	A	4,208,243
30,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.375		05/01/2018	11/01/2009	A	31,941
1,240,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.750		05/01/2031	01/01/2011	A	1,266,449

							27,747,346
Tennessee—0.6%
10,000	Blount County, TN Hospital, Series B1	5.125		07/01/2019	01/23/2018	B	10,000
50,000	Columbia, TN Electric System[1]	5.625		09/01/2017	11/02/2009	A	50,200
5,000	Memphis, TN HFC (Saint’s Court Apartments)[1]	6.000		09/01/2013	11/02/2009	A	5,014
215,000	Memphis-Shelby County, TN Airport Authority[1]	6.000		03/01/2024	03/01/2011	A	218,066
2,400,000	Memphis-Shelby County, TN Airport Authority[1]	6.250		03/01/2018	03/01/2010	A	2,444,400
50,000	Shelby County, TN HE&HF (Christian Brothers University)[5]	5.750		09/01/2012	11/02/2009	A	50,046
85,000	South Fulton, TN Industrial Devel. Board (Tyson Foods)[1]	6.350		10/01/2015	11/16/2013	B	81,171
355,000	South Fulton, TN Industrial Devel. Board (Tyson Foods)[1]	6.400		10/01/2020	11/14/2018	B	321,410
6,675,000	TN Energy Acquisition Corp., Series A1	5.000		09/01/2013	09/01/2013		7,088,049
1,285,000	TN Energy Acquisition Corp., Series C1	5.000		02/01/2012	02/01/2012		1,350,419
740,000	TN Energy Acquisition Corp., Series C1	5.000		02/01/2013	02/01/2013		781,270
15,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.250		07/01/2022	01/01/2012	A	15,148
35,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.375		07/01/2023	07/01/2010	A	35,111
20,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.500		07/01/2013	01/01/2010	A	20,082
80,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.550		01/01/2021	01/01/2011	A	80,909
25,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.850		07/01/2023	01/01/2010	A	25,648
20,000	Unicoi County, TN HE&HF (Erwin Health Care Associates)[1]	5.875		03/20/2016	11/02/2009	A	20,041

							12,596,984
Texas—9.6%
20,000	Abilene, TX HFDC (Hendrick Medical Center)[5]	5.850		09/01/2010	10/17/2009	A	20,052
105,000	Abilene, TX HFDC (Hendrick Medical Center)[1]	6.000		09/01/2013	10/17/2009	A	105,281
50,000	Abilene, TX HFDC (Hendrick Medical Center)[1]	6.150		09/01/2025	10/17/2009	A	50,125
605,000	Austin, TX Utility System	6.730	[2]	11/15/2014	11/15/2014		420,880
F44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Texas Continued
$125,000	Bexar County, TX HFC (American Opportunity Hsg.-Cinnamon Creek)[1]	5.750%		12/01/2013	05/25/2011	B	$115,719
120,000	Bexar County, TX HFC (Doral Club)[1]	8.750		10/01/2036	10/01/2036		87,068
1,085,000	Brazos River Authority, TX (Johnson County Surface Water and Treatment System)[1]	5.800		09/01/2011	11/02/2009	A	1,088,157
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		10/01/2038	10/01/2038		73,827
5,000,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	5.700		05/15/2033	05/15/2012	A	4,915,050
20,000,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.250		05/15/2033	06/15/2012	D	20,250,400
290,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.625		05/15/2033	05/15/2013	A	290,212
17,845,000	Capital Area, TX HFC (AHF Affordable Hsg.)	0.560	[8]	01/01/2039	01/01/2039		8,417,487
25,000	Cass County, TX IDC (International Paper Company)[1]	6.000		09/01/2025	09/01/2012	A	25,204
285,000	Cass County, TX IDC (International Paper Company)[1]	6.600		03/15/2024	03/15/2012	A	288,916
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250		06/01/2023	07/07/2021	B	39,973
5,000	Connally, TX Consolidated Independent School District[1]	5.625		08/15/2029	11/02/2009	A	5,008
2,500,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2020	11/01/2011	A	2,570,350
20,000,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2021	11/02/2009	A	20,017,600
10,250,000	Dallas-Fort Worth, TX International Airport[1]	6.000		11/01/2023	11/02/2009	A	10,268,245
6,500,000	Dallas-Fort Worth, TX International Airport[1]	6.000		11/01/2024	11/02/2009	A	6,507,540
120,000	Dallas-Fort Worth, TX International Airport[1]	6.000		11/01/2032	11/02/2009	A	120,100
8,000,000	Dallas-Fort Worth, TX International Airport[1]	6.100		11/01/2019	11/02/2009	A	8,013,840
2,680,000	Dallas-Fort Worth, TX International Airport[1]	6.100		11/01/2024	11/01/2009	A	2,682,224
11,500,000	Dallas-Fort Worth, TX International Airport[1]	6.250		11/01/2028	11/02/2009	A	11,512,765
4,950,000	Dallas-Fort Worth, TX International Airport[1]	6.250		11/01/2028	11/02/2009	A	4,955,495
100,000	De Soto, TX Park Devel. Corp.[1]	5.250		02/15/2016	11/02/2009	A	100,191
165,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250		12/01/2020	12/01/2012	A	165,030
F45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Texas Continued
$165,000	Fort Bend County, TX Municipal Utility District No. 23[1]	6.125%	09/01/2028	11/02/2009	A	$165,081
35,000	Galveston County, TX HFC (Friendswood)[1]	6.200	10/01/2021	11/02/2009	A	35,042
100,000	Galveston County, TX HFC (Friendswood)[1]	6.250	04/01/2029	11/02/2009	A	100,090
85,000	Grand Prairie, TX Metropolitan Utility & Reclamation District[1]	5.800	04/01/2011	11/02/2009	A	85,031
1,265,000	Grand Prairie, TX Metropolitan Utility & Reclamation District[5]	6.500	04/01/2012	11/02/2009	A	1,266,050
4,660,000	Gulf Coast, TX IDA (Citgo Petroleum Corp.)[1]	7.500	05/01/2025	10/01/2012	D	4,766,201
110,000	Gulf Coast, TX IDA (Valero Energy Corp.)[1]	5.600	12/01/2031	12/01/2031		104,634
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	04/01/2012	A	345,307
30,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)[1]	6.650	04/01/2032	04/01/2011	A	30,447
1,785,000	Harris County, TX HFC[1]	6.300	09/01/2032	09/01/2015	A	1,839,782
12,470,000	Harris County, TX HFDC (St. Lukes Episcopal Hospital)[1]	6.750	02/15/2021	11/02/2009	A	12,509,031
40,000	Harris County, TX IDC (Continental Airlines)[1]	5.375	07/01/2019	08/09/2014	B	34,917
10,000	Harris County, TX Municipal Utility District[1]	6.500	03/01/2017	11/02/2009	A	10,007
2,055,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2019	11/15/2011	A	2,111,965
2,267,000	Heart of TX HFC (Waco Parkside Village)[1]	7.400	09/20/2035	09/20/2015	A	2,424,352
920,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	11/02/2009	A	921,334
4,560,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2017	07/09/2013	B	4,294,198
50,000	Houston, TX Airport System (Continental Airlines)[1]	5.375	07/15/2011	11/02/2009	A	50,146
10,000	Houston, TX Airport System (People Mover)[1]	5.375	07/15/2012	11/02/2009	A	10,025
45,000	Houston, TX Airport System, Series A1	5.000	07/01/2028	07/13/2027	B	44,942
8,000,000	Houston, TX Airport System, Series A1	5.500	07/01/2023	07/01/2010	A	8,059,760
50,000	Houston, TX Airport System, Series A5	6.000	07/01/2010	01/01/2010	A	50,437
3,900,000	Houston, TX Airport System, Series A1	6.000	07/01/2011	01/01/2010	A	3,932,019
500,000	Houston, TX Airport System, Series B	5.200	07/01/2018	11/02/2009	A	500,415
825,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750	06/01/2033	12/30/2010	A	844,891
F46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

Texas Continued
$1,780,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)[1]	6.625%		02/01/2020	02/01/2010	A	$1,787,814
80,000	Leander, TX Independent School District	5.562	[2]	08/15/2015	08/15/2010	A	57,513
35,000	Lewisville, TX HFC (Lewisville Limited)[5]	5.500		06/01/2017	10/19/2009	A	35,030
90,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.600		12/01/2029	10/19/2009	A	90,030
130,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.750		07/01/2012	04/13/2010	B	122,292
50,000	Matagorda County, TX Navigation District (Centerpoint Energy)[1]	5.250		11/01/2029	11/01/2029		48,786
6,040,000	McLennan County, TX Public Facility Corp.[1]	6.625		06/01/2035	12/01/2018	A	6,701,259
85,000	Metro, TX HFDC (Wilson N. Jones Memorial Hospital)[1]	5.500		01/01/2012	09/02/2010	B	84,867
35,000	Metro, TX HFDC (Wilson N. Jones Memorial Hospital)[1]	5.600		01/01/2017	12/30/2014	B	33,159
45,000	Midland County, TX Hospital District[1]	5.375		06/01/2016	11/02/2009	A	45,042
16,000,000	Mission, TX EDC (Waste Management)[1]	6.000		08/01/2020	08/01/2013	D	17,173,600
50,000	Montgomery County, TX Municipal Utility District No. 40 (Waterworks & Sewer)[1]	5.000		03/01/2019	11/02/2009	A	50,060
20,000	Northampton, TX Municipal Utility District (Waterworks and Sewer)[1]	5.700		03/01/2014	11/02/2009	A	20,081
700,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.650		01/01/2038	12/01/2010	A	726,474
225,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.750		01/01/2038	07/01/2016	B	225,351
12,190,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	5.750		05/01/2030	11/01/2011	D	10,739,268
620,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.450		06/01/2021	06/01/2021		342,383
315,000	Southeast TX HFC[1]	4.750		01/01/2037	10/01/2010	B	308,980
40,000	Southlake Parks, TX Devel. Corp.[1]	5.375		08/15/2021	11/02/2009	A	40,087
235,000	Trinity, TX River Authority (TXU Energy Company)	6.250		05/01/2028	05/01/2028		111,663
6,350,000	TX Angelina & Neches River Authority (Temple-Inland)[1]	5.650		09/01/2012	10/23/2009	A	6,368,669
70,000	TX Dept. of Hsg. & Community Affairs[1]	5.250		07/01/2018	01/01/2011	A	70,753
10,000	TX Dept. of Hsg. & Community Affairs[1]	5.350		07/01/2033	05/01/2015	B	9,917
70,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.550		12/01/2024	12/01/2010	A	70,664
20,000	TX Dept. of Hsg. & Community Affairs (Residential Mtg.)[1]	5.250		07/01/2022	05/01/2015	B	19,724
155,000	TX Dept. of Hsg. & Community Affairs (Residential Mtg.)[1]	5.500		01/01/2021	01/01/2011	A	156,683
55,000	TX Dept. of Hsg. & Community Affairs (Sugar Creek Apartments)[1]	6.000		01/01/2042	10/31/2013	A	55,967
F47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

Principal				Effective Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Texas Continued
$105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875%	09/01/2022	04/17/2019	B	$58,016
35,000	TX GO1	6.000	12/01/2030	12/01/2010	A	35,446
500,000	TX Lower CO River Authority Pollution Control (Samsung Electronics Company)[1]	6.950	04/01/2030	04/01/2011	A	503,485
1,365,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[6,7]	6.250	03/01/2010	02/28/2010	B	682,473
4,360,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[6,7]	6.625	03/01/2020	03/11/2016	B	2,247,842
2,860,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[6,7]	6.750	03/01/2031	10/24/2026	B	1,479,592
115,000	TX Veterans Hsg. Assistance[1]	6.100	06/01/2021	06/01/2010	A	116,220
5,340,000	TX Veterans Hsg. Assistance, Series B1	6.100	06/01/2031	12/01/2009	A	5,350,520
25,000	TX Water Devel. Board[1]	5.250	07/15/2015	11/02/2009	A	25,089
60,000	Washington County, TX HFDC (Trinity Community Medical Center of Brenham/ Trinity Care Center Obligated Group)[1]	5.750	06/01/2024	07/11/2022	B	54,853
625,000	Willow Fork, TX Drain District, Series A1	5.250	09/01/2011	11/02/2009	A	626,219

						204,318,714
U.S. Possessions—4.2%
1,070,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	05/15/2012	A	1,070,054
1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2012	07/01/2012		1,065,970
1,590,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	06/01/2011	A	1,612,976
500,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated Group)[1]	6.250	07/01/2024	11/02/2009	A	500,500
2,950,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	3,227,182
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	14,257,584
500,000	Puerto Rico Public Finance Corp., Series A1	5.000	08/01/2027	02/01/2012	D	511,200
14,315,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2030	02/01/2012	D	14,795,411
22,450,000	Puerto Rico Public Finance Corp., Series A1	5.750	08/01/2027	02/01/2012	D	23,418,493
21,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	22,363,320
5,115,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	10/01/2011	A	5,245,893

						88,068,583
Utah—0.5%
6,300,000	Carbon County, UT Solid Waste Disposal (Allied Waste Industries)[1]	7.500	02/01/2010	11/02/2009	A	6,320,664
1,508,000	Eagle Mountain, UT Special Assessment	6.250	05/01/2013	06/15/2011	B	1,507,849
905,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.625	11/01/2023	11/01/2009	A	922,476
F48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Utah Continued
$375,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.650%	11/01/2023	11/01/2009	A	$379,395
30,000	Intermountain, UT Power Agency[1]	5.000	07/01/2013	11/02/2009	A	30,095
160,000	UT HFA[1]	5.950	01/01/2029	11/02/2009	A	160,109
560,000	UT HFA (Single Family Mtg.)[1]	6.125	01/01/2027	07/01/2010	A	566,199
10,000	UT Hsg. Corp. (Single Family Mtg.)[1]	6.000	07/01/2015	11/02/2009	A	10,013
55,000	UT State Building Ownership Authority, Series A1	5.750	08/15/2011	08/15/2010	A	55,985
10,000	UT University Campus Facilities System, Series A1	6.750	10/01/2014	11/02/2009	A	10,015
60,000	Utah County, UT Hospital (IHC Health Services)[1]	5.250	08/15/2026	11/02/2009	A	60,229

						10,023,029
Vermont—0.0%
25,000	Burlington, VT Airport[1]	5.600	07/01/2017	11/02/2009	A	25,036
100,000	Burlington, VT Airport, Series B1	5.750	07/01/2017	11/02/2009	A	100,145
10,000	Burlington, VT Airport, Series B1	5.850	07/01/2011	11/02/2009	A	10,031
50,000	VT HFA[1]	5.400	02/15/2012	11/02/2009	A	50,123
30,000	VT HFA (Single Family)[1]	5.500	11/01/2021	05/01/2011	A	30,283
35,000	VT HFA (Single Family), Series 11A1	5.900	05/01/2019	08/15/2010	A	36,331

						251,949
Virginia—0.5%
425,000	Norfolk, VA EDA, Series B1	5.625	11/01/2015	01/24/2013	B	362,593
100,000	Richmond, VA IDA (Virginia Commonwealth University Real Estate Foundation)[1]	5.550	01/01/2031	01/01/2013	A	101,774
750,000	VA Gateway Community Devel. Authority[1]	6.375	03/01/2030	09/02/2023	B	711,870
8,170,000	VA Hsg. Devel. Authority (Rental Hsg.)[1]	5.550	01/01/2027	01/01/2012	A	8,290,017
150,000	VA Hsg. Devel. Authority (Rental Hsg.)[1]	5.625	10/01/2020	10/01/2010	A	151,644
975,000	Watkins Centre, VA Community Devel. Auth.[1]	5.400	03/01/2020	03/01/2015	A	938,867

						10,556,765
Washington—4.5%
10,000	Bellingham, WA Hsg. Authority (Cascade Meadows)[1]	5.200	11/01/2027	11/02/2009	A	10,002
3,750,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro)	6.050	07/01/2032	07/01/2013	A	3,956,138
5,000,000	Clark County, WA Public Utility District No. 1[1]	5.500	01/01/2025	01/01/2010	A	5,034,950
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.850	07/01/2024	01/01/2010	A	25,105
160,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	6.000	12/01/2025	12/01/2009	A	163,990
F49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)*		Value

Washington Continued
$10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750%	01/01/2028	12/18/2023	B	$8,548
115,000	Pierce County, WA Hsg. Authority[1]	5.800	12/01/2023	12/13/2021	B	94,869
15,000	Port Chelan County, WA GO1	6.000	12/01/2011	11/02/2009	A	15,038
100,000	Port Grays Harbor, WA GO1	6.375	12/01/2014	12/01/2009	A	100,416
47,110,000	Port of Seattle, WA Special Facilities[1]	6.250	09/01/2026	03/01/2011	A	47,793,566
45,000	Port of Seattle, WA Special Facility[1]	6.000	09/01/2029	03/01/2011	A	45,491
245,000	Prosser, WA Water & Sewer[1]	5.400	09/01/2012	11/02/2009	A	245,916
50,000	Seattle, WA Municipal Light & Power[1]	5.000	07/01/2014	11/02/2009	A	50,131
15,000	Seattle, WA Municipal Light & Power[1]	5.000	07/01/2020	11/02/2009	A	15,024
75,000	Tacoma, WA Hsg. Authority (Polynesia Village Apartments)[1]	5.850	12/01/2022	11/02/2009	A	75,080
105,000	Tacoma, WA Hsg. Authority (Polynesia Village Apartments)[1]	5.900	12/01/2027	11/02/2009	A	105,081
25,000	Tacoma, WA Hsg. Authority (Polynesia Village Apartments)[1]	5.900	06/01/2029	11/02/2009	A	25,018
50,000	Thurston County, WA GO1	5.500	11/01/2016	11/02/2009	A	50,193
1,500,000	Vancouver, WA Downtown Redevel. Authority (Conference Center)[1]	6.000	01/01/2028	03/01/2026	B	1,307,565
15,000	Vancouver, WA Hsg. Authority (Office Building)[1]	5.500	03/01/2028	05/27/2020	B	12,042
25,000	WA COP (Dept. of General Administration)[1]	5.500	10/01/2013	11/02/2009	A	25,096
20,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2015	11/02/2009	A	20,042
30,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2016	11/02/2009	A	30,056
2,045,000	WA EDFA (Lindal Cedar Homes)[1]	5.800	11/01/2017	11/06/2009	A	2,047,986
675,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	6.250	12/01/2021	11/02/2009	A	675,648
125,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)[1]	5.300	08/15/2014	11/02/2009	A	125,109
145,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)[1]	5.400	08/15/2023	12/21/2019	B	144,068
5,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.375	12/01/2014	11/02/2009	A	5,006
890,000	WA HFC[1]	5.000	06/01/2021	07/01/2010	A	898,669
10,000	WA HFC (Single Family)[5]	5.250	12/01/2017	11/02/2009	A	10,013
85,000	WA HFC (Single Family)[1]	5.350	06/01/2030	11/02/2009	A	85,022
20,000	WA HFC (Single Family)[1]	5.400	12/01/2024	11/02/2009	A	20,014
28,300,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	07/03/2012	A	29,010,896
2,210,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	06/01/2013	A	2,239,437

						94,471,225
F50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)*		Value

West Virginia—1.1%
$25,000	Harrison County, WV (Monangahela Power Company)[1]	6.750%		08/01/2024	11/02/2009	A	$25,008
275,000	Harrison County, WV (Monongahela Power Company)[1]	6.250		05/01/2023	11/02/2009	A	275,017
20,650,000	Mason County, WV Pollution Control (Appalachian Power Company)[1]	6.050		12/01/2024	12/01/2011	A	20,953,142
20,000	Pleasants County, WV Pollution Control (Monongahela Power Company)[1]	5.500		04/01/2029	04/01/2029		19,695
25,000	Pleasants County, WV Pollution Control (Potomac Edison Company)[1]	5.500		04/01/2029	04/01/2029		24,618
25,000	Pleasants County, WV Pollution Control (West Penn Power Company)[1]	5.500		04/01/2029	04/01/2029		24,618
1,790,000	WV Hsg. Devel. Fund[1]	5.250		11/01/2018	05/01/2010	A	1,818,515
30,000	WV Hsg. Devel. Fund[1]	5.300		11/01/2023	04/15/2010	A	30,107
50,000	WV Water Devel. Authority[1]	5.625		07/01/2030	07/01/2012	A	50,691

							23,221,411
Wisconsin—0.8%
215,000	Janesville, WI Industrial Devel. (Paramount Communications)[1]	7.000		10/15/2017	10/05/2009	A	215,221
50,000	Kenosha, WI Hsg. Authority Multifamily Hsg. (Glaser Financial Group)[1]	6.000		11/20/2041	05/20/2010	B	50,080
240,000	Madison, WI Industrial Devel. (Madison Gas & Electric Company)[1]	5.875		10/01/2034	04/01/2012	A	244,685
100,000	Madison, WI Parking System[5]	5.600		02/01/2012	11/02/2009	A	100,261
40,000	Milwaukee County, WI Airport[1]	5.750		12/01/2025	12/01/2010	A	40,506
30,000	Milwaukee, WI Redevel. Authority (City Hall Square)[1]	6.300		08/01/2038	02/01/2010	A	30,102
25,000	Oak Creek, WI Hsg. Authority (Wood Creek)	5.139	[2]	01/20/2010	01/20/2010		24,654
20,000	WI GO1	5.000		05/01/2012	11/02/2009	A	20,044
25,000	WI GO1	5.300		11/01/2016	11/01/2009	A	25,061
25,000	WI H&EFA (AHC/SLMC/HMH/ AMCS Obligated Group)[1]	5.750		08/15/2016	11/02/2009	A	25,019
10,650,000	WI H&EFA (Aurora Health Care/ Aurora Medical Group/ Aurora Health Care Metro Obligated Group)[1]	6.500		04/15/2033	04/15/2013	A	10,995,060
3,500,000	WI H&EFA (Marshfield Clinic)[1]	5.625		02/15/2017	11/02/2009	A	3,501,785
85,000	WI H&EFA (Marshfield Clinic)[1]	5.750		02/15/2027	11/02/2009	A	85,009
200,000	WI H&EFA (Marshfield Clinic)[1]	6.250		02/15/2018	02/15/2011	A	202,832
430,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500		12/01/2026	11/02/2009	A	430,284
525,000	WI H&EFA (Waukesha Memorial Hospital)[1]	5.250		08/15/2019	11/02/2009	A	525,278
550,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.750		08/15/2022	08/01/2010	A	549,978
F51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

Wisconsin Continued
$135,000	WI Hsg. & EDA[1]	5.750%	03/01/2010	03/01/2010		$135,851

125,000	WI Hsg. & EDA (Home Ownership), Series C1	6.000	09/01/2036	08/03/2010	A	129,691

10,000	WI Hsg. & EDA, Series B1	5.300	11/01/2018	11/02/2009	A	10,006

						17,341,407

Wyoming—0.0%
445,000	Lincoln County, WY Pollution Control (PacifiCorp)[1]	5.625	11/01/2021	11/02/2009	A	445,378

85,000	WY Community Devel. Authority[1]	5.600	06/01/2035	06/01/2018	A	87,320

						532,698

Total Municipal Bonds and Notes (Cost $2,290,683,332)						2,257,747,512
Corporate Bonds and Notes—0.0%
15,199	Delta Air Lines, Inc., Sr. Unsec. Nts.[1] (Cost $15,048)	8.000	12/01/2015	—		7,587

Shares
Common Stocks—0.0%
114	Delta Air Lines, Inc.[7] (Cost $671)	1,021

Total Investments, at Value (Cost $2,290,699,051)—106.5%		2,257,756,120

Liabilities in Excess of Other Assets—(6.5)		(137,737,754)

Net Assets—100.0%		$2,120,018,366

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

D.	Date of mandatory put.

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $4,191,785, which represents 0.20% of the Fund’s net assets. See Note 5 of accompanying Notes.

6.	Issue is in default. See Note 1 of accompanying Notes.

7.	Non-income producing security.

8.	Represents the current interest rate for a variable or increasing rate security.
F52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$39,300,744	$—	$39,300,744
Alaska	—	28,600,498	—	28,600,498
Arizona	—	75,852,961	—	75,852,961
Arkansas	—	7,832,205	—	7,832,205
California	—	135,574,230	—	135,574,230
Colorado	—	17,658,210	—	17,658,210
Connecticut	—	10,996,042	—	10,996,042
Delaware	—	955,163	—	955,163
District of Columbia	—	30,710,682	—	30,710,682
Florida	—	180,410,315	—	180,410,315
Georgia	—	74,807,345	—	74,807,345
Hawaii	—	27,698,361	—	27,698,361
Idaho	—	3,913,216	—	3,913,216
Illinois	—	175,864,697	—	175,864,697
Indiana	—	7,385,843	—	7,385,843
Iowa	—	980,868	—	980,868
Kansas	—	53,726,077	—	53,726,077
Kentucky	—	30,698,358	—	30,698,358
Louisiana	—	102,983,624	—	102,983,624
Maine	—	7,637,218	—	7,637,218
Maryland	—	6,277,200	—	6,277,200
Massachusetts	—	60,176,091	11,798,505	71,974,596
Michigan	—	28,408,038	—	28,408,038
Minnesota	—	67,394,443	—	67,394,443
Mississippi	—	8,414,825	—	8,414,825
Missouri	—	14,585,529	—	14,585,529
Montana	—	9,526,860	—	9,526,860
Multi States	—	22,373,800	—	22,373,800
Nebraska	—	4,816,307	—	4,816,307
Nevada	—	11,285,367	—	11,285,367
New Hampshire	—	78,882,419	—	78,882,419
F53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

New Jersey	$—	$56,310,065	$—	$56,310,065
New Mexico	—	24,826,156	—	24,826,156
New York	—	507,090	—	507,090
North Carolina	—	11,560,523	—	11,560,523
North Dakota	—	11,880,653	—	11,880,653
Ohio	—	171,221,869	—	171,221,869
Oklahoma	—	6,240,521	—	6,240,521
Oregon	—	3,821,594	—	3,821,594
Pennsylvania	—	61,768,057	—	61,768,057
Rhode Island	—	59,445,202	—	59,445,202
South Carolina	—	23,509,630	—	23,509,630
South Dakota	—	27,747,346	—	27,747,346
Tennessee	—	12,596,984	—	12,596,984
Texas	—	195,901,227	8,417,487	204,318,714
U.S. Possessions	—	88,068,583	—	88,068,583
Utah	—	10,023,029	—	10,023,029
Vermont	—	251,949	—	251,949
Virginia	—	10,556,765	—	10,556,765
Washington	—	94,471,225	—	94,471,225
West Virginia	—	23,221,411	—	23,221,411
Wisconsin	—	17,341,407	—	17,341,407
Wyoming	—	532,698	—	532,698
Corporate Bonds and Notes	—	7,587	—	7,587
Common Stocks	1,021	—	—	1,021

Total Assets	$1,021	$2,237,539,107	$20,215,992	$2,257,756,120

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Value as of	Change in	Transfers in	Value as of
	September 30,	unrealized	and/or out	September 30,
	2008	depreciation	of Level 3	2009

Investments in Securities
Municipal Bonds and Notes
Massachusetts	$15,642,660	$(3,894,155)	$50,000	$11,798,505
Texas	17,042,510	(8,625,023)	—	8,417,487

Total Assets	$32,685,170	$(12,519,178)	$50,000	$20,215,992

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

ACTS	Adult Communities Total Services

AHC	Aurora Health Center

AHF	American Housing Foundation

AMCS	Aurora Medical Center of Sheboygan County

AUS	Allegheny United Hospital

BCC	Bethesda Company Care, Inc.

BCG	Bethesda Care Givers

BHA	Bethesda Hospital Assoc.

BHC	Bethesda Home Care

BLMC	Bethesda Lutheran Medical Center

CC	Caritas Christi

CDA	Communities Devel. Authority

CH	Carney Hospital

CHHC	Community Health & Home Care

COP	Certificates of Participation

CSAHS	The Sisters of Charity of St. Augustine Health System

DKH	Day Kimball Hospital

DRH	D.R. Hospital

DRIVERS	Derivative Inverse Tax Exempt Receipts

EDA	Economic Devel. Authority

EDC	Economic Devel. Corp.

EDFA	Economic Devel. Finance Authority

EF&CD	Environmental Facilities and Community Devel.

FHA	Federal Housing Agency/Authority

FNMA	Federal National Mortgage Assoc.

FSCCHM	Franciscan Sisters of Christian Charity Healthcare Ministry.

GNMA	Government National Mortgage Assoc.

GO	General Obligation

H&EFA	Health and Educational Facilities Authority

H&HEFA	Hospitals and Higher Education Facilities Authority

HDC	Housing Devel. Corp.

HE&HF	Higher Educational and Housing Facilities

HE&HFA	Higher Education and Health Facilities Authority

HEFA	Higher Education Facilities Authority

HESJH	HealthEast St. John’s Hospital

HFA	Housing Finance Agency

HFC	Housing Finance Corp.

HFDC	Health Facilities Devel. Corp.

HFH	Holy Family Hospital

HMH	Hartford Memorial Hospital

HNE	Healthnet of New England

HSJH	HealthEast St. Joseph’s Hospital

HUHS	Hahnemann University Hospital System

IDA	Industrial Devel. Agency

IDC	Industrial Devel. Corp.

IHC	Intermountain Health Care

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

JFK	John Fitzgerald Kennedy

JHF	Jewish Hospital Foundation

JHHS	Jewish Hospital Healthcare Services

JHP	JH Properties

MCP	Medical College Of Pennsylvania

MHF	Miriam Hospital Foundation

NH	Northgate Housing

NSU	Northeastern State University

NYC	New York City

OHP	Oakwood Health Promotions

OHS	Oakwood Healthcare System

OUH	Oakwood United Hospitals

PP	Professionals PRN, Inc.

RIH	Rhode Island Hospital

RIHF	Rhode Island Hospital Foundation

Res Rec	Resource Recovery Facility

ROLS	Residual Option Longs

SEAM	Sociedad Espanola de Auxilio Mutuo

SEMCB	St. Elizabeth’s Medical Center of Boston

SLMC	St. Luke’s Medical Center

SSNH	Sunny Slope Nursing Home

TASC	Tobacco Settlement Asset-Backed Bonds

TMH	The Miriam Hospital

UHHS	University Hospitals Health System

V.I.	United States Virgin Islands

VRHS	Valley Regional Health System
See accompanying Notes to Financial Statements.
F55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES September 30,2009

Assets
Investments, at value (cost $2,290,699,051)—see accompanying statement of investments	$2,257,756,120

Cash	1,234,230

Receivables and other assets:
Interest	39,248,005
Shares of beneficial interest sold	16,923,876
Investments sold	3,028,045
Other	170,030

Total assets	2,318,360,306

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	92,755,000
Payable on borrowings (See Note 6)	81,000,000
Investments purchased	16,055,043
Shares of beneficial interest redeemed	4,990,220
Dividends	1,841,367
Distribution and service plan fees	1,233,197
Transfer and shareholder servicing agent fees	108,961
Shareholder communications	64,689
Interest expense on borrowings	23,625
Trustees’ compensation	16,535
Other	253,303

Total liabilities	198,341,940

Net Assets	$2,120,018,366

Composition of Net Assets
Par value of shares of beneficial interest	$145,822

Additional paid-in capital	2,198,342,395

Accumulated net investment income	17,999,401

Accumulated net realized loss on investments	(63,526,321)

Net unrealized depreciation on investments	(32,942,931)

Net Assets	$2,120,018,366

F56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,475,689,241 and 101,398,138 shares of beneficial interest outstanding)	$14.55
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$15.08

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $44,363,716 and 3,050,993 shares of beneficial interest outstanding)	$14.54

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $599,965,409 and 41,372,607 shares of beneficial interest outstanding)	$14.50
See accompanying Notes to Financial Statements.
F57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2009

Investment Income
Interest	$119,646,187

Expenses
Management fees	7,336,044

Distribution and service plan fees:
Class A	3,058,436
Class B	461,486
Class C	4,953,271

Transfer and shareholder servicing agent fees:
Class A	744,011
Class B	60,959
Class C	321,053

Shareholder communications:
Class A	74,391
Class B	6,457
Class C	42,773

Borrowing fees	3,910,566

Interest expense and fees on short-term floating rate notes issued (See Note 1)	2,751,331

Interest expense on borrowings	588,835

Custodian fees and expenses	42,168

Trustees’ compensation	40,393

Accounting service fees	12,000

Other	387,595

Total expenses	24,791,769
Less reduction to custodian expenses	(4,657)
Less waivers and reimbursements of expenses	(568,494)

Net expenses	24,218,618

Net Investment Income	95,427,569

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(38,766,374)

Net change in unrealized depreciation on investments	101,094,242

Net Increase in Net Assets Resulting from Operations	$157,755,437

See accompanying Notes to Financial Statements.
F58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended September 30,	2009	2008

Operations
Net investment income	$95,427,569	$87,109,232
Net realized loss	(38,766,374)	(20,970,788)
Net change in unrealized depreciation	101,094,242	(162,519,351)

Net increase (decrease) in net assets resulting from operations	157,755,437	(96,380,907)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(64,327,752)	(57,878,033)
Class B	(2,032,025)	(2,572,886)
Class C	(22,183,370)	(20,434,406)

	(88,543,147)	(80,885,325)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	172,750,832	133,959,851
Class B	(14,158,917)	(11,907,871)
Class C	70,546,324	31,114,192

	229,138,239	153,166,172

Net Assets
Total increase (decrease)	298,350,529	(24,100,060)
Beginning of period	1,821,667,837	1,845,767,897

End of period (including accumulated net investment income of $17,999,401 and $9,766,317, respectively)	$2,120,018,366	$1,821,667,837

See accompanying Notes to Financial Statements.
F59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS September 30, 2009

Cash Flows from Operating Activities
Net increase in net assets from operations	$157,755,437
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(416,650,268)
Proceeds from disposition of investment securities	393,517,307
Short-term investment securities, net	(227,913,758)
Premium amortization	7,021,093
Discount accretion	(8,128,229)
Net realized loss on investments	38,766,374
Net change in unrealized depreciation on investments	(101,094,242)
Increase in interest receivable	(4,213,717)
Decrease in receivable for securities sold	45,102,998
Increase in other assets	(7,366)
Decrease in payable for securities purchased	(56,866,490)
Increase in payable for accrued expenses	67,812

Net cash used in operating activities	(172,643,049)

Cash Flows from Financing Activities
Proceeds from bank borrowings	865,400,000
Payments on bank borrowings	(818,700,000)
Payments on short-term floating rate notes issued	(725,000)
Proceeds from shares sold	847,917,699
Payments on shares redeemed	(694,112,891)
Cash distributions paid	(28,593,378)

Net cash provided by financing activities	171,186,430

Net decrease in cash	(1,456,619)
Cash, beginning balance	2,690,849

Cash, ending balance	$1,234,230

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $59,528,387.
Cash paid for interest on bank borrowings—$678,738.
Cash paid for interest on short-term floating rate notes issued—$2,751,331.
See accompanying Notes to Financial Statements.
F60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$14.11	$15.53	$15.91	$15.85	$15.18

Income (loss) from investment operations:
Net investment income[1]	.76	.74	.69	.68	.69
Net realized and unrealized gain (loss)	.38	(1.47)	(.39)	.05	.68

Total from investment operations	1.14	(.73)	.30	.73	1.37

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.70)	(.69)	(.68)	(.67)	(.70)

Net asset value, end of period	$14.55	$14.11	$15.53	$15.91	$15.85

Total Return, at Net Asset Value[2]	8.64%	(4.86)%	1.88%	4.70%	9.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,475,689	$1,252,931	$1,239,709	$1,259,280	$943,010

Average net assets (in thousands)	$1,234,400	$1,259,577	$1,272,585	$1,122,551	$691,251

Ratios to average net assets:[3]
Net investment income	5.60%	4.93%	4.36%	4.34%	4.41%
Expenses excluding interest and fees from short-term floating rate notes issued	1.01%	0.93%	0.90%	0.89%	0.93%
Interest and fees from short-term floating rate notes issued[4]	0.15%	0.22%	0.28%	0.25%	0.16%

Total expenses	1.16%	1.15%	1.18%	1.14%	1.09%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.13%	1.14%	1.18%	1.14%	1.08%

Portfolio turnover rate	28%	49%	16%	19%	20%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$14.10	$15.51	$15.90	$15.84	$15.17

Income (loss) from investment operations:
Net investment income[1]	.64	.62	.57	.56	.58
Net realized and unrealized gain (loss)	.39	(1.46)	(.41)	.04	.67

Total from investment operations	1.03	(.84)	.16	.60	1.25

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.59)	(.57)	(.55)	(.54)	(.58)

Net asset value, end of period	$14.54	$14.10	$15.51	$15.90	$15.84

Total Return, at Net Asset Value[2]	7.75%	(5.56)%	1.03%	3.90%	8.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,364	$58,024	$76,085	$95,056	$105,404

Average net assets (in thousands)	$46,208	$67,746	$85,328	$101,464	$101,504

Ratios to average net assets:[3]
Net investment income	4.78%	4.14%	3.59%	3.59%	3.70%
Expenses excluding interest and fees from short-term floating rate notes issued	1.84%	1.73%	1.68%	1.67%	1.69%
Interest and fees from short-term floating rate notes issued[4]	0.15%	0.22%	0.28%	0.25%	0.16%

Total expenses	1.99%	1.95%	1.96%	1.92%	1.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.96%	1.94%	1.96%	1.92%	1.85%

Portfolio turnover rate	28%	49%	16%	19%	20%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Class C Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$14.06	$15.48	$15.86	$15.81	$15.14

Income (loss) from investment operations:
Net investment income[1]	.65	.63	.57	.57	.57
Net realized and unrealized gain (loss)	.39	(1.47)	(.39)	.03	.68

Total from investment operations	1.04	(.84)	.18	.60	1.25

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.60)	(.58)	(.56)	(.55)	(.58)

Net asset value, end of period	$14.50	$14.06	$15.48	$15.86	$15.81

Total Return, at Net Asset Value[2]	7.85%	(5.60)%	1.13%	3.87%	8.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$599,965	$510,713	$529,974	$566,254	$522,684

Average net assets (in thousands)	$496,015	$529,924	$551,823	$557,832	$406,498

Ratios to average net assets:[3]
Net investment income	4.84%	4.18%	3.62%	3.60%	3.68%
Expenses excluding interest and fees from short-term floating rate notes issued	1.77%	1.69%	1.65%	1.64%	1.66%
Interest and fees from short-term floating rate notes issued[4]	0.15%	0.22%	0.28%	0.25%	0.16%

Total expenses	1.92%	1.91%	1.93%	1.89%	1.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.89%	1.90%	1.93%	1.89%	1.82%

Portfolio turnover rate	28%	49%	16%	19%	20%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Limited Term Municipal Fund (the “Fund”) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
F64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $92,755,000 as of September 30, 2009, which represents 4% of the Fund’s total assets.
F65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2009, municipal bond holdings with a value of $146,415,980 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $92,755,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
F66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

At September 30, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$12,035,000	AZ Health Facilities Authority ROLs[3]	15.309%	1/1/30	$13,665,141
8,555,000	FL HFC ROLs[3]	10.397	1/1/37	8,777,002
7,425,000	GA George L. Smith II World Congress Center Authority ROLs[3]	14.165	7/1/20	7,800,854
4,710,000	RI Student Loan Authority ROLs	21.618	12/1/23	4,926,283
7,415,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	10.780	12/1/38	8,016,208
3,960,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	15.906	6/1/39	4,497,451
2,000,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs	17.721	12/1/38	2,223,120
1,560,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs[3]	18.877	6/1/38	1,720,774
1,745,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs[3]	17.716	12/1/38	2,034,147

				$53,660,980

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F55 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $57,320,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of September 30, 2009 is as follows:

Cost	$10,399,799
Market Value	$5,546,781
Market Value as a % of Net Assets	0.26%
F67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation Based
on Cost of Securities
Undistributed	Undistributed		and Other Investments
Net Investment	Long-Term	Accumulated Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$19,104,931	$—	$60,542,562	$35,926,689

1.	As of September 30, 2009, the Fund had $35,729,058 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2009, details of the capital loss carryforwards were as follows:

Expiring

2012	$662,053
2015	70,040
2016	2,094,523
2017	32,902,442

Total	$35,729,058

2.	As of September 30, 2009, the Fund had $24,813,504 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2018.

3.	During the fiscal year ended September 30, 2009, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended September 30, 2008, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and
F68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for September 30, 2009. Net assets of the Fund were unaffected by the reclassifications.

Increase to	Increase to
Accumulated	Accumulated Net
Net Investment	Realized Loss
Income	on Investments

$1,348,662	$1,348,662
The tax character of distributions paid during the years ended September 30, 2009 and September 30, 2008 was as follows:

	Year Ended	Year Ended
	September 30, 2009	September 30, 2008

Distributions paid from:
Exempt-interest dividends	$87,739,288	$80,752,207
Ordinary income	803,859	133,118

Total	$88,543,147	$80,885,325

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,198,591,584

Gross unrealized appreciation	$69,911,303
Gross unrealized depreciation	(105,837,992)

Net unrealized depreciation	$(35,926,689)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
F69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	46,448,768	$623,216,997	47,552,005	$718,655,734
Dividends and/or distributions reinvested	3,386,721	45,600,005	2,719,208	40,874,240
Redeemed	(37,234,094)	(496,066,170)	(41,319,485)	(625,570,123)

Net increase	12,601,395	$172,750,832	8,951,728	$133,959,851

Class B
Sold	1,039,196	$14,003,726	657,208	$9,834,214
Dividends and/or distributions reinvested	96,787	1,296,086	108,002	1,625,197
Redeemed	(2,200,563)	(29,458,729)	(1,553,817)	(23,367,282)

Net decrease	(1,064,580)	$(14,158,917)	(788,607)	$(11,907,871)

Class C
Sold	16,449,333	$221,365,601	13,081,024	$196,909,202
Dividends and/or distributions reinvested	941,104	12,632,296	729,699	10,931,096
Redeemed	(12,334,779)	(163,451,573)	(11,737,339)	(176,726,106)

Net increase	5,055,658	$70,546,324	2,073,384	$31,114,192

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$416,650,268	$393,517,307
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Over $500 million	0.400
F71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2009, the Fund paid $1,103,723 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2009 were as follows:

Class C	$12,368,417
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as
F72 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2009	$791,121	$37,808	$76,806	$89,922
Waivers and Reimbursements of Expenses. Effective April 1, 2009, the Manager has agreed to voluntarily waive the advisory fee by 0.06% of the Funds average daily net assets through March 31, 2010. During the year ended September 30, 2009 the Manager waived $568,494. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be withdrawn at any time.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
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NOTES TO FINANCIAL STATEMENTS Continued
6. Borrowings Continued
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates ( 0.3176% as of September 30, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended September 30, 2009 equal 0.25% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2009, the Fund had borrowings outstanding at an interest rate of 0.3176%. Details of the borrowings for the year ended September 30, 2009 are as follows:

Average Daily Loan Balance	$51,003,836
Average Daily Interest Rate	1.358%
Fees Paid	$3,882,358
Interest Paid	$678,738
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 19, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
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     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance or the Manager, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F75 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund), including the statement of investments, as of September 30, 2009, and the related statements of operations, changes in net assets and cash flows, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying financial statements and financial highlights of Oppenheimer Limited Term Municipal Fund for the years ended prior to October 1, 2008 were audited by other auditors whose report dated November 18, 2008 expressed an unqualified opinion on those financial statements and financial highlights.
     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term Municipal Fund as of September 30, 2009, the results of its operations and its cash flows, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
November 19, 2009
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FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended September 30, 2009 are eligible for the corporate dividend-received deduction. 99.09% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

REPORT OF SHAREHOLDER MEETING Unaudited
On September 30, 2009 a special meeting of shareholders was held to vote on the following proposal that was approved.
The following is a report of the results from the meeting:
Proposal 1: The election of ten Trustees:

Nominee	For	Withheld	Total

Trustees
David K. Downes	114,926,459	2,817,344	117,743,803
Matthew P. Fink	114,891,234	2,852,569	117,743,803
Phillip A. Griffiths	114,760,837	2,982,966	117,743,803
Mary F. Miller	114,957,801	2,786,002	117,743,803
John V. Murphy	114,929,154	2,814,649	117,743,803
Joel W. Motley	114,890,796	2,853,007	117,743,803
Mary Ann Tynan	114,974,721	2,769,082	117,743,803
Joseph M. Wikler	114,964,190	2,779,613	117,743,803
Peter I. Wold	115,014,692	2,729,111	117,743,803
Brian F. Wruble	114,979,204	2,764,599	117,743,803
26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load short-intermediate municipal debt funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median as of December 31, 2008. The Board considered the Manager’s assertion that illiquidity in the financial markets caused demand and prices for municipal securities to fall, affecting all issuers but particularly those favored by the Rochester team’s style of management. The Board also considered the Fund’s recent improved performance, noting that the Fund ranked in the 3rd percentile of its Lipper peer group for the four-month period ended April 30, 2009.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other short-intermediate municipal debt funds and intermediate municipal debt funds with comparable asset
28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

levels and distribution features. The Board noted that the Fund’s actual management fees and total expenses were competitive with its peer group median. The Board also noted that effective April 1, 2009 through March 31, 2010, the Manager has agreed to voluntarily waive the advisory fee by 0.06% of the Fund’s average daily net assets. This voluntary waiver will be applied after all other waivers and/or reimbursements and may be withdrawn at any time.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES[1]	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees and Trustee (since 2009) Age: 66	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999- September 2004). Oversees 60 portfolios in the OppenheimerFunds complex.

David K. Downes, Trustee (since 2009) Age: 69	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (January 2006-2007); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 60 portfolios in the OppenheimerFunds complex.

Matthew P. Fink, Trustee (since 2009) Age: 68	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 60 portfolios in the OppenheimerFunds complex.

1.	Oversight of the Fund by the Trustees listed herein is effective November 2nd, as per the results of a special meeting of shareholders that was held on September 30, 2009
31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Phillip A. Griffiths, Trustee (since 2009) Age: 70	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 60 portfolios in the OppenheimerFunds complex.

Mary F. Miller, Trustee (since 2009) Age: 66	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 60 portfolios in the OppenheimerFunds complex.

Joel W. Motley, Trustee (since 2009) Age: 57	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998- December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 60 portfolios in the OppenheimerFunds complex.

Mary Ann Tynan, Trustee (since 2009) Age: 63	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospital (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 60 portfolios in the OppenheimerFunds complex.

Joseph M. Wikler, Trustee (since 2009) Age: 68	Director of C-TASC (bio-statistics services (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994- December 2001). Oversees 60 portfolios in the OppenheimerFunds complex.

Peter I. Wold, Trustee (since 2009) Age: 61	Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 60 portfolios in the OppenheimerFunds complex.
32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INTERESTED TRUSTEE	The address of Mr. Reynolds is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Mr. Reynolds serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Reynolds is an “Interested Trustee” because of a potential consulting relationship between RSR Partners, which Mr. Reynolds may be deemed to control, and the Manager.

Russell S. Reynolds, Jr., Trustee (since 2009) Age: 77	Chairman of RSR Partners (formerly “The Directorship Search Group, Inc.”) (corporate governance consulting and executive recruiting) (since 1993); Retired CEO of Russell Reynolds Associates (executive recruiting) (October 1969-March 1993); Life Trustee of International House (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich; Former Director of Greenwich Hospital Association. Oversees 60 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 60	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation and Trinity Investment Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 98 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112- 3924 and for Messrs. Loughran, Cottier, Willis, Demitry, Camarella, and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.
33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Daniel G. Loughran, Vice President and Senior Portfolio Manager (since 2005) Age: 45	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager with the Manager (1999-2005). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2002) Age: 37	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (1999-2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy Willis, Vice President (since 2005) and Senior Portfolio Manager (since 2006) Age: 36	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-July 2009). Portfolio Manager of the Manager (2002- 2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry Vice President (since 2009) and Senior Portfolio Manager (since 2009) Age: 33	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (2006-2009). Research analyst of the Manager (June 2003-September 2006) and a credit analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella Vice President (since 2009) and Associate Portfolio Manager (since 2008) Age: 33	Assistant Vice President of the Manager (since July 2009). Research analyst of the Manager (February 2006-April 2008) and a credit analyst of the Manager (June 2003-January 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard Stein Vice President (since 2007) Age: 51	Director of the Rochester Credit Analysis team (since 2003) and a Vice President of the Manager (since 1997); headed Rochester’s Credit Analysis team (since 1993).

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 59	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 98 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000- June 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Robert G. Zack, Vice President and Secretary (since 2001) Age: 61	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985- December 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, is the audit committee financial expert and that Mr. Bowen is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements was KPMG in 2009 and D&T in 2008. KPMG billed $45,200 in fiscal 2009 and D&T billed $47,850 in fiscal 2008.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $211,540 in fiscal 2009 and $310,000 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, audit of capital accumulation plan and professional services relating to FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $7,426 in fiscal 2009 and no such fees in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: Tax services for U.S.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,632 for fiscal 2009 and $2,369 for fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $221,598 in fiscal 2009 and $312,369 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.

Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Municipal Fund

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date:	11/10/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date:	11/10/2009

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	11/10/2009